AIG U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS – June 30, 2020 – (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 22.2%
Federal Home Loan Mtg. Corp. — 5.2%
3.50% due 08/01/2030	$1,726,451	$1,827,264
3.50% due 12/01/2044	3,149,067	3,388,478
4.00% due 04/01/2034	879,973	946,801
Federal Home Loan Mtg. Corp. REMIC Series 3747, Class WA 3.50% due 10/15/2030(1)	1,010,728	1,092,935

		7,255,478

Federal National Mtg. Assoc. — 1.4%
2.50% due 11/01/2027	1,912,234	2,026,930

Government National Mtg. Assoc. — 15.6%
3.50% due 03/15/2042	208,111	222,259
3.50% due 06/15/2042	1,130,040	1,206,397
3.50% due 07/15/2042	275,555	294,117
3.50% due 02/20/2045	554,766	593,981
4.00% due 03/15/2039	114,594	123,634
4.00% due 06/15/2039	243,857	261,965
4.00% due 12/15/2039	171,926	185,262
4.00% due 08/15/2040	125,319	136,065
4.00% due 11/15/2040	254,412	276,508
4.00% due 09/15/2041	650,025	706,828
4.00% due 10/15/2041	67,415	71,865
4.00% due 11/15/2041	185,164	196,608
4.00% due 12/15/2041	284,132	303,130
4.00% due 01/15/2042	920,182	997,555
4.00% due 02/15/2042	254,500	276,853
4.00% due 03/15/2042	115,732	125,785
4.50% due 09/15/2033	193,502	214,151
4.50% due 04/15/2039	41,779	46,594
4.50% due 05/15/2039	77,196	86,077
4.50% due 06/15/2039	760,828	847,924
4.50% due 07/15/2039	226,566	251,941
4.50% due 09/15/2039	112,455	125,393
4.50% due 11/15/2039	86,377	96,359
4.50% due 12/15/2039	208,586	232,522
4.50% due 02/15/2040	531,265	591,537
4.50% due 03/15/2040	176,321	195,902
4.50% due 04/15/2040	99,199	110,613
4.50% due 07/15/2040	158,711	174,554
4.50% due 03/15/2041	765,215	853,406
4.50% due 04/15/2041	168,255	185,381
4.50% due 06/15/2041	113,295	124,123
4.50% due 08/15/2041	132,044	144,679
4.50% due 04/20/2044	428,795	470,079
5.00% due 08/15/2033	192,650	216,048
5.00% due 10/15/2033	386,573	437,802
5.00% due 05/15/2035	71,789	78,562
5.00% due 08/15/2035	206,702	234,444
5.00% due 05/15/2036	57,265	65,453
5.00% due 09/15/2036	83,749	95,722
5.00% due 01/15/2037	125,063	142,541
5.00% due 03/15/2037	29,581	32,862
5.00% due 04/15/2037	158,582	177,017
5.00% due 04/15/2038	193,702	219,453
5.00% due 05/15/2038	136,252	155,807
5.00% due 08/15/2038	355,933	407,125
5.00% due 02/15/2039	61,356	70,170
5.00% due 03/15/2039	54,455	59,663
5.00% due 04/15/2039	66,348	75,878
5.00% due 07/20/2039	584,009	659,206
5.00% due 08/15/2039	187,038	213,586
5.00% due 09/20/2039	1,909,084	2,155,066
5.00% due 10/15/2039	368,945	419,679
5.00% due 11/15/2039	300,041	342,727
5.00% due 12/15/2039	292,953	333,847
5.00% due 04/15/2040	265,900	303,411
5.00% due 05/15/2040	469,956	529,044
5.00% due 07/20/2045	230,804	259,282
5.50% due 06/15/2033	314,912	363,710
5.50% due 07/15/2033	62,120	71,660
5.50% due 10/15/2033	96,952	113,116
5.50% due 01/15/2034	321,612	370,957
5.50% due 02/15/2034	184,578	204,542
5.50% due 04/20/2035	295,285	340,127
5.50% due 09/15/2035	284,160	331,362
5.50% due 10/15/2035	124,001	144,777
5.50% due 02/15/2038	90,529	105,578
5.50% due 04/15/2038	46,525	53,686
5.50% due 09/15/2039	34,548	39,387
5.50% due 03/15/2040	184	215
6.00% due 04/15/2028	82,159	93,501
6.00% due 08/15/2033	154,262	183,831
6.00% due 12/15/2033	56,090	63,679
6.00% due 09/20/2038	619,364	711,500
6.50% due 10/15/2031	28,839	32,520

		21,638,590

Total U.S. Government Agencies (cost $29,849,889)		30,920,998

U.S. GOVERNMENT TREASURIES — 76.8%
United States Treasury Bonds — 24.1%
2.00% due 02/15/2050	800,000	916,188
2.25% due 08/15/2049	300,000	360,785
2.50% due 02/15/2045	1,000,000	1,233,516
2.75% due 08/15/2042	1,100,000	1,410,234
2.75% due 11/15/2042	2,000,000	2,561,563
3.00% due 05/15/2042	2,000,000	2,662,734
3.00% due 02/15/2049	1,000,000	1,380,625
3.13% due 11/15/2041	1,500,000	2,031,211
3.13% due 02/15/2042	1,100,000	1,493,035
3.38% due 11/15/2048	1,000,000	1,469,453
3.50% due 02/15/2039	2,000,000	2,829,531
4.25% due 11/15/2040	3,300,000	5,155,863
4.50% due 02/15/2036	1,500,000	2,296,172
4.75% due 02/15/2041	4,000,000	6,636,719

		32,437,629

United States Treasury Notes — 52.7%
0.13% due 04/30/2022	1,000,000	999,219
0.13% due 05/15/2023	1,000,000	998,516
0.25% due 04/15/2023	1,000,000	1,002,109
0.38% due 03/31/2022	800,000	802,844
0.50% due 03/15/2023	1,000,000	1,008,711
0.50% due 03/31/2025	800,000	808,531
1.25% due 03/31/2021	1,000,000	1,008,047
1.25% due 10/31/2021	800,000	811,469
1.25% due 07/31/2023	1,000,000	1,032,930
1.25% due 08/31/2024	500,000	520,996

1.38% due 05/31/2021	2,000,000	2,021,875
1.50% due 08/31/2021	1,000,000	1,015,273
1.50% due 09/30/2021	1,100,000	1,118,133
1.50% due 10/31/2021	1,000,000	1,017,656
1.50% due 01/31/2022	1,175,000	1,199,464
1.50% due 08/15/2022	1,000,000	1,028,281
1.50% due 09/15/2022	500,000	514,727
1.50% due 01/15/2023	800,000	826,813
1.50% due 02/28/2023	2,000,000	2,070,469
1.50% due 09/30/2024	800,000	842,625
1.50% due 08/15/2026	2,000,000	2,131,016
1.50% due 02/15/2030	400,000	432,406
1.63% due 08/15/2022	1,000,000	1,030,859
1.63% due 11/15/2022	1,000,000	1,034,375
1.63% due 05/15/2026	1,000,000	1,071,680
1.63% due 08/15/2029	500,000	545,566
1.75% due 10/31/2020	200,000	201,033
1.75% due 05/15/2022	1,875,000	1,930,371
1.75% due 05/15/2023	1,000,000	1,045,000
1.75% due 11/15/2029	1,000,000	1,104,062
1.88% due 03/31/2022	2,500,000	2,574,121
2.00% due 08/31/2021	2,000,000	2,042,422
2.00% due 11/15/2021	1,000,000	1,025,000
2.00% due 02/15/2022	1,000,000	1,029,531
2.00% due 11/30/2022	1,000,000	1,044,023
2.00% due 02/15/2023	1,000,000	1,047,695
2.00% due 05/31/2024	1,000,000	1,069,375
2.00% due 02/15/2025	5,000,000	5,398,828
2.00% due 08/15/2025	3,000,000	3,256,641
2.00% due 11/15/2026	2,700,000	2,964,727
2.13% due 08/15/2021	1,000,000	1,021,719
2.13% due 12/31/2022	1,000,000	1,048,711
2.13% due 03/31/2024	2,000,000	2,142,812
2.25% due 04/30/2021	1,000,000	1,017,187
2.25% due 11/15/2024	1,000,000	1,087,148
2.25% due 11/15/2025	1,000,000	1,101,680
2.25% due 08/15/2027	900,000	1,010,848
2.25% due 11/15/2027	2,000,000	2,252,500
2.38% due 08/15/2024	1,000,000	1,087,969
2.50% due 08/15/2023	1,000,000	1,072,148
2.50% due 05/15/2024	1,000,000	1,088,008
2.63% due 11/15/2020	200,000	201,797
2.63% due 02/28/2023	3,000,000	3,195,352
2.75% due 11/15/2023	2,500,000	2,714,258
2.75% due 02/15/2024	1,000,000	1,091,836
2.88% due 10/31/2020	500,000	504,446

		74,265,838

Total U.S. Government Treasuries (cost $95,035,263)		106,703,467

Total Long-Term Investment Securities (cost $124,885,152)		137,624,465

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 06/30/2020, to be repurchased 07/01/2020 in the amount of $836,000 and collateralized by $815,000 of United States Treasury Notes, bearing interest at 1.25%, due 08/31/2024 and having an approximate value of $852,728 (cost $836,000)	836,000	836,000

TOTAL INVESTMENTS (cost $125,721,152)	99.6%	138,460,465
Other assets less liabilities	0.4	588,813

NET ASSETS	100.0%	$139,049,278

(1)	Collateraized Mortgage Obligation

REMIC – Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$–	$30,920,998	$–	$30,920,998
U.S. Government Treasuries	–	106,703,467	–	106,703,467
Repurchase Agreements	–	836,000	–	836,000

Total Investments at Value	$–	$138,460,465	$–	$138,460,465

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS – June 30, 2020 – (unaudited)

Security Description	Principal Amount/ Shares (14)	Value (Note 1)
ASSET BACKED SECURITIES – 2.0%
Diversified Financial Services – 2.0%
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	$200,000	$204,174
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	200,000	205,647
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	204,000	208,158
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	239,000	257,386
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	300,000	337,863
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.18% (1 ML+1.00%) due 04/15/2034*(1)	400,000	384,140
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	102,268
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	65,000	67,021
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	200,000	206,210
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	251,957	254,122
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	101,194
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(2)	132,000	138,300
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	50,000	51,134
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	101,349
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	70,000	71,918
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	590,000	663,521
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	500,000	530,157
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	424,810	429,742
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	386,712	392,942
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	31,000	31,693
Mercedes-Benz Auto Lease Trust Series 2018-B, Class A4 3.31% due 07/15/2024	321,000	326,891
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	185,000	184,271
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.08% (1 ML+0.90%) due 12/15/2033*(1)	350,000	331,954
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	390,000	412,677
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	114,086	116,734
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	106,433
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	131,409
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	100,000	99,262

Total Asset Backed Securities (cost $6,247,897)		6,448,570

CONVERTIBLE BONDS & NOTES – 0.1%
Pipelines – 0.1%
Cheniere Energy, Inc. Senior Notes 4.88% due 05/28/2021*(17) (cost $343,190)	342,000	345,317

U.S. CORPORATE BONDS & NOTES – 35.7%
Advertising Agencies – 0.1%
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	116,000	118,357
Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030	27,000	31,438

		149,795

Advertising Sales – 0.2%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	803,000	660,467

Aerospace/Defense – 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	162,000	179,381

Aerospace/Defense-Equipment – 0.2%
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	500,000	493,125

Agricultural Operations – 0.0%
Archer-Daniels-Midland Co. Senior Notes 2.75% due 03/27/2025	49,000	53,172

Airlines – 0.5%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*		590,000	558,842
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*		598,000	617,296
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. Senior Sec. Notes 6.50% due 06/20/2027*		395,980	396,970

			1,573,108

Applications Software – 0.1%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*		393,000	398,754

Auction Houses/Art Dealers – 0.2%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*		671,000	634,095

Auto-Cars/Light Trucks – 1.0%
Daimler Finance North America LLC FRS Company Guar. Notes 1.21% (3 ML + 0.67%) due 11/05/2021*		320,000	316,571
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*		228,000	229,746
Ford Motor Co. Senior Notes 6.63% due 10/01/2028		519,000	522,591
Ford Motor Co. Senior Notes 7.45% due 07/16/2031		96,000	101,040
Ford Motor Co. Senior Notes 8.50% due 04/21/2023		69,000	72,968
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025		200,000	200,080
General Motors Co. Senior Notes 6.80% due 10/01/2027		88,000	102,543
General Motors Financial Co., Inc. Senior Notes 0.20% due 09/02/2022	EUR	160,000	172,327
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025		116,000	114,574
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*		81,000	83,544
Nissan Motor Acceptance Corp. FRS Senior Notes 2.20% (3 ML+0.89%) due 01/13/2022*		315,000	302,762
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*		142,000	139,805
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*		344,000	344,000
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*		400,000	426,894

			3,129,445

Auto-Heavy Duty Trucks – 0.1%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*		361,000	360,098
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023		75,000	75,287

			435,385

Auto/Truck Parts & Equipment-Original – 0.2%
BorgWarner, Inc. Senior Notes 2.65% due 07/01/2027		94,000	96,443
Dana, Inc. Senior Notes 5.38% due 11/15/2027		379,000	378,284
Lear Corp. Senior Notes 5.25% due 05/15/2049		75,000	76,272

			550,999

Banks-Commercial – 0.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		405,000	442,426
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030		217,000	220,710
Citizens Financial Group, Inc. Senior Notes 2.50% due 02/06/2030		31,000	31,430
Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030		45,000	48,634
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025		76,000	85,038
First Horizon Bank Sub. Notes 5.75% due 05/01/2030		250,000	263,300
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		190,000	270,568
Santander Holdings USA, Inc. Senior Notes 3.45% due 06/02/2025		56,000	58,334
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029		250,000	246,469

			1,666,909

Banks-Super Regional – 0.4%
Wells Fargo & Co. Senior Notes 1.00% due 02/02/2027	EUR	300,000	339,070
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028		24,000	24,797
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041		195,000	203,402
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027		154,000	176,789
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044		173,000	213,925
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051		119,000	165,170
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044		78,000	107,584

			1,230,737

Batteries/Battery Systems – 0.4%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*		535,000	553,169
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		605,000	620,125

			1,173,294

Beverages-Non-alcoholic – 0.2%
Coca-Cola Co. Senior Bonds 2.75% due 06/01/2060		101,000	102,072
Coca-Cola Co. Senior Notes 2.95% due 03/25/2025		116,000	127,661
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050		78,000	88,136
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025		118,000	126,109
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049		105,000	113,687

			557,665

Brewery – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046		170,000	208,026
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		254,000	297,337
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050		75,000	81,890

			587,253

Broadcast Services/Program – 0.2%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049		110,000	131,654
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*		229,000	215,691
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*		265,000	253,075
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*		42,000	44,520

			644,940

Building & Construction Products-Misc. – 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047		151,000	153,415
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*		390,000	401,415

			554,830

Building & Construction-Misc. – 0.2%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*		669,000	710,812

Building Products-Air & Heating – 0.1%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040*		160,000	156,225
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050*		68,000	66,933

			223,158

Building Products-Cement – 0.1%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027		117,000	128,848
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030		72,000	78,432

			207,280

Building Products-Doors & Windows – 0.2%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028		555,000	548,062

Building-Heavy Construction – 0.1%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*		475,000	452,437

Building-Mobile Home/Manufactured Housing – 0.0%
Winnebago Industries, Inc. Senior Sec. Notes 6.25% due 07/15/2028*		64,000	64,000

Building-Residential/Commercial – 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028		131,000	135,913

Cable/Satellite TV – 1.0%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*		400,000	395,116
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*		203,000	209,598
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*		300,000	307,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*		315,000	332,325
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Bonds 3.70% due 04/01/2051		29,000	28,444
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050		82,000	90,759
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038		21,000	25,291
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035		61,000	80,610
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027		114,000	127,834
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040		48,000	56,203
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038		47,000	55,809
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038		137,000	174,215
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024		425,000	447,312
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*		115,000	119,658
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*		390,000	399,750
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037		125,000	164,442

			3,014,866

Casino Hotels – 0.2%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*		271,000	233,060
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026		355,000	337,250

			570,310

Casino Services – 0.2%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026		510,000	550,963

Cellular Telecom – 0.7%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		1,414,000	1,592,518
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*		172,000	191,429
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040*		53,000	61,306
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025		200,000	205,500

			2,050,753

Chemicals-Diversified – 0.3%
Olin Corp. Senior Notes 9.50% due 06/01/2025*		288,000	321,120
Westlake Chemical Corp. Senior Notes 1.63% due 07/17/2029	EUR	300,000	321,632
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030		185,000	188,806

			831,558

Chemicals-Specialty – 0.3%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	129,000	133,905
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	137,000	144,135
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	107,000	168,337
Minerals Technologies, Inc. Senior Notes 5.00% due 07/01/2028*	340,000	345,100

		791,477

Coal – 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	745,000	629,674

Commercial Services – 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	435,000	433,460

Commercial Services-Finance – 0.2%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	700,000	651,000

Computer Services – 0.5%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	445,000	447,781
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	200,000	212,777
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	68,000	74,100
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	104,000	117,151
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	300,000	300,000
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	109,000	111,725
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	295,000	298,687

		1,562,221

Computer Software – 0.2%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	570,000	572,850

Computers – 0.4%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	96,000	102,571
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	420,000	481,520
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030*	52,000	60,972
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	133,000	175,392
Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024	106,000	119,028
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	119,000	145,348

		1,084,831

Computers-Integrated Systems – 0.2%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	869,000	688,682

Consumer Products-Misc. – 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	275,000	284,386

Containers-Metal/Glass – 0.2%
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	501,000	507,368

Containers-Paper/Plastic – 0.2%
Bemis Co., Inc. Company Guar. Notes 2.63% due 06/19/2030	48,000	49,214
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	388,000	414,190
Sonoco Products Co Senior Notes 3.13% due 05/01/2030	152,000	158,665

		622,069

Cosmetics & Toiletries – 0.3%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	956,000	812,600

Data Processing/Management – 0.2%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*		433,000	434,082
Fiserv, Inc. Senior Notes 1.63% due 07/01/2030	EUR	175,000	202,698
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049		51,000	62,071

			698,851

Dental Supplies & Equipment – 0.0%
DENTSPLY SIRONA, Inc. Senior Notes 3.25% due 06/01/2030		73,000	76,746

Diagnostic Equipment – 0.2%
Danaher Corp. Senior Notes 2.10% due 09/30/2026	EUR	140,000	170,354
Danaher Corp. Senior Notes 2.50% due 03/30/2030	EUR	100,000	128,685
Ortho-Clinical Diagnostics, Inc. Senior Notes 7.25% due 02/01/2028*		116,000	117,912
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*		283,000	287,953

			704,904

Dialysis Centers – 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		675,000	686,812

Direct Marketing – 0.1%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*		240,000	230,100

Distribution/Wholesale – 0.4%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		575,000	580,629
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*		341,000	335,885
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*		410,000	395,650

			1,312,164

Diversified Banking Institutions – 1.4%
Bank of America Corp. Senior Notes 0.75% due 07/26/2023	EUR	225,000	255,179
Bank of America Corp. Senior Notes 1.49% due 05/19/2024		219,000	222,490
Bank of America Corp. Senior Notes 2.46% due 10/22/2025		219,000	230,072
Bank of America Corp. Senior Notes 3.50% due 05/17/2022		76,000	77,849
Bank of America Corp. Senior Notes 4.08% due 03/20/2051		55,000	68,918
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		300,000	343,337
Citigroup, Inc. Senior Notes 2.75% due 01/24/2024	GBP	100,000	130,124
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		56,000	62,436
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		164,000	187,233
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046		90,000	114,481
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		131,000	169,333
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		137,000	180,754
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021		195,000	196,241
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026		243,000	267,241
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		247,000	359,598
JPMorgan Chase & Co. Senior Notes 1.05% due 11/04/2032	EUR	275,000	308,186
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026		359,000	371,546
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031		40,000	42,423
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051		47,000	50,607
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029		185,000	206,649
Morgan Stanley Senior Notes 3.62% due 04/01/2031		54,000	61,688
Morgan Stanley Senior Notes 3.63% due 01/20/2027		287,000	324,035
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		25,000	29,198

			4,259,618

Diversified Manufacturing Operations – 0.1%
Carlisle Cos., Inc. Senior Notes 2.75% due 03/01/2030		77,000	79,254
General Electric Co. Senior Notes 1.88% due 05/28/2027	EUR	200,000	221,961
General Electric Co. Senior Notes 4.35% due 05/01/2050		43,000	42,527
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024		92,000	100,775

			444,517

Drug Delivery Systems – 0.0%
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030		79,000	83,591

E-Commerce/Products – 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034		62,000	84,922

E-Commerce/Services – 0.3%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*		849,000	869,164

Electric Products-Misc. – 0.1%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*		209,000	220,104
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*		97,000	102,578

			322,682

Electric-Distribution – 0.2%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025		112,000	122,993
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*		425,000	429,781
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030		102,000	123,175

			675,949

Electric-Generation – 0.2%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046		110,000	130,427
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*		425,000	429,781

			560,208

Electric-Integrated – 1.2%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049		43,000	50,820
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050		106,000	116,265
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025		261,000	285,438
Berkshire Hathaway Energy Co. Senior Notes 4.25% due 10/15/2050*		47,000	59,186
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050		24,000	28,889
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065		177,000	260,793
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		200,000	241,487
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049		195,000	237,262
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039		198,000	244,559
Exelon Corp. Senior Notes 4.70% due 04/15/2050		78,000	99,242
Exelon Generation Co. LLC Senior Notes 3.25% due 06/01/2025		84,000	90,695
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		236,000	344,669
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049		80,000	86,866
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050		44,000	46,857
Pacific Gas and Electric Co. 1st Mtg. Bonds 3.50% due 08/01/2050		64,000	61,855
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051		200,000	204,757

Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	162,000	188,136
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	106,000	133,197
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	56,000	61,457
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	289,000	282,859
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	425,000	422,875
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	106,000	116,488

		3,664,652

Electric-Transmission – 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	76,000	80,946

Electronic Components-Semiconductors – 0.1%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030*	83,000	90,195
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030*	52,000	59,767

		149,962

Electronic Measurement Instruments – 0.1%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	10,000	10,879
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	205,000	235,314

		246,193

Electronic Parts Distribution – 0.3%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	65,000	70,270
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	775,000	781,219

		851,489

Energy-Alternate Sources – 0.3%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	204,000	209,284
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	655,000	658,275

		867,559

Enterprise Software/Service – 0.2%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	379,000	373,349
Oracle Corp. Senior Notes 2.95% due 11/15/2024	218,000	236,298

		609,647

Finance-Auto Loans – 0.2%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	80,000	77,256
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	601,000	603,434

		680,690

Finance-Commercial – 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	200,000	208,121

Finance-Consumer Loans – 0.7%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	638,000	569,415
Navient Corp. Senior Notes 5.00% due 03/15/2027	250,000	210,000
SLM Corp. Senior Notes 5.63% due 08/01/2033	445,000	342,650
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	180,000	168,300
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	425,000	436,023
Synchrony Financial Senior Notes 4.50% due 07/23/2025	481,000	511,064

		2,237,452

Finance-Credit Card – 0.4%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	533,000	479,700
American Express Co. Senior Notes 3.40% due 02/22/2024	52,000	56,559
American Express Co. Senior Notes 4.20% due 11/06/2025	71,000	82,512
Capital One Financial Corp. FRS Senior Notes 1.26% (3 ML+0.95%) due 03/09/2022	435,000	434,405
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	150,000	159,135

		1,212,311

Finance-Investment Banker/Broker – 0.1%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	406,000	411,075

Finance-Mortgage Loan/Banker – 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	404,000	413,005

Financial Guarantee Insurance – 0.2%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	212,000	221,833
Radian Group, Inc. Senior Notes 6.63% due 03/15/2025	365,000	374,125

		595,958

Food-Meat Products – 0.1%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	76,000	75,161
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	79,000	80,669
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	75,000	81,130

		236,960

Food-Misc./Diversified – 0.6%
Campbell Soup Co. Senior Bonds 3.13% due 04/24/2050	98,000	99,852
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	89,000	102,585
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	8,000	11,046
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	112,000	149,216
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	420,000	402,150
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	197,000	200,608
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	670,000	695,125
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	152,000	172,493

		1,833,075

Food-Retail – 0.4%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	532,000	532,000
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	391,000	399,555
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	308,000	317,785
Kroger Co. Senior Notes 3.95% due 01/15/2050	45,000	51,569

		1,300,909

Food-Wholesale/Distribution – 0.2%
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	109,000	107,747
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	79,000	99,232
Sysco Corp. Company Guar. Bonds 6.60% due 04/01/2040	105,000	141,595
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	44,000	60,938
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	283,000	287,953

		697,465

Gambling (Non-Hotel) – 0.2%
Colt Merger Sub, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	630,000	626,062

Gas-Distribution – 0.0%
East Ohio Gas Co. Senior Notes 3.00% due 06/15/2050*	45,000	44,801
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	63,000	85,462

		130,263

Hazardous Waste Disposal – 0.0%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	137,000	140,768

Hotels/Motels – 0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024		138,000	138,690
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027		596,000	573,650

			712,340

Human Resources – 0.2%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*		727,000	705,190

Independent Power Producers – 0.1%
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026		375,000	379,687

Industrial Gases – 0.0%
Air Products and Chemicals, Inc. Senior Notes 0.80% due 05/05/2032	EUR	100,000	112,941

Insurance Brokers – 0.1%
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049		89,000	98,177
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048		85,000	108,344

			206,521

Insurance-Life/Health – 0.2%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		90,000	81,807
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030		127,000	140,970
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026		259,000	264,110
Unum Group Senior Notes 4.50% due 03/15/2025		44,000	47,260

			534,147

Insurance-Mutual – 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 05/15/2060*		32,000	33,659

Insurance-Property/Casualty – 0.1%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*		393,000	412,650
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		14,000	16,851

			429,501

Internet Connectivity Services – 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		407,000	418,701

Internet Content-Entertainment – 0.3%
Netflix, Inc. Senior Notes 3.63% due 06/15/2025*		1,025,000	1,032,687

Investment Companies – 0.1%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*		307,000	261,718

Investment Management/Advisor Services – 0.2%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*		668,000	621,240
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022		105,000	109,263

			730,503

Machinery-Construction & Mining – 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.45% due 05/15/2025		115,000	118,193

Machinery-Electrical – 0.1%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023		134,000	141,985

Machinery-Farming – 0.2%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024		200,000	213,101
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022		149,000	155,499
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024		109,000	119,564
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023		68,000	74,766

			562,930

Machinery-Pumps – 0.1%
Xylem, Inc. Senior Notes 1.95% due 01/30/2028		221,000	222,895

Medical Labs & Testing Services – 0.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		216,000	224,236

Medical Products – 0.2%
Baxter International, Inc. Senior Notes 3.75% due 10/01/2025*		225,000	256,349
Stryker Corp. Senior Notes 1.00% due 12/03/2031	EUR	300,000	332,628

			588,977

Medical-Biomedical/Gene – 0.2%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040		422,000	453,227
Amgen, Inc. Senior Notes 3.38% due 02/21/2050		85,000	94,783
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050		62,000	59,697

			607,707

Medical-Drugs – 0.4%
AbbVie, Inc. FRS Senior Notes 0.84% (3 ML+0.46%) due 11/19/2021*		266,000	265,873
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*		105,000	122,793
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*		176,000	213,342
AbbVie, Inc. Senior Notes 4.88% due 02/15/2021*		72,000	73,156
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024*		115,000	126,646
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048*		8,000	10,859
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*		66,000	87,781
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023		79,000	85,180
Pfizer, Inc. Senior Notes 2.55% due 05/28/2040		46,000	47,591
Upjohn, Inc. Company Guar. Notes 4.00% due 06/22/2050*		73,000	77,642

			1,110,863

Medical-Generic Drugs – 0.2%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028		101,000	116,043
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*		456,000	467,947

			583,990

Medical-HMO – 0.3%
Centene Corp. Senior Notes 4.25% due 12/15/2027		268,000	276,552
Centene Corp. Senior Notes 4.63% due 12/15/2029		63,000	66,465
Humana, Inc. Senior Notes 4.88% due 04/01/2030		168,000	207,444
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026		133,000	135,450
UnitedHealth Group, Inc. Senior Notes 3.13% due 05/15/2060		65,000	69,582
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025		115,000	131,022

			886,515

Medical-Hospitals – 0.8%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*		338,000	338,845
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026		81,000	93,581
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		687,000	735,949
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*		604,000	570,780
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024		700,000	685,853

			2,425,008

Medical-Wholesale Drug Distribution – 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043		122,000	134,095

Metal-Copper – 0.2%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028		380,000	368,600
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030		205,000	198,850

			567,450

Metal-Iron – 0.3%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025		608,000	517,591

Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	376,000	362,840
Cleveland-Cliffs, Inc. Senior Sec. Notes 9.88% due 10/17/2025*	56,000	58,741

		939,172

Miscellaneous Manufacturing – 0.0%
Hillenbrand, Inc. Company Guar. Notes 5.75% due 06/15/2025	122,000	126,270

Multimedia – 0.3%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	897,000	852,150
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	135,000	147,444

		999,594

Non-Profit Charity – 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	95,000	98,066

Office Supplies & Forms – 0.0%
Avery Dennison Corp. Senior Notes 2.65% due 04/30/2030	53,000	54,322

Oil Companies-Exploration & Production – 0.7%
Apache Corp. Senior Notes 4.38% due 10/15/2028	19,000	16,778
Apache Corp. Senior Notes 5.10% due 09/01/2040	198,000	162,667
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	162,000	60,791
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	560,000	184,800
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	112,000	119,843
EOG Resources, Inc. Senior Notes 4.38% due 04/15/2030	64,000	76,355
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	70,000	89,290
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,188,000	1,021,680
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	101,000	104,456
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	82,000	86,638
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	76,000	67,825
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	116,000	108,042
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	21,125
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	45,000	41,837

		2,162,127

Oil Companies-Integrated – 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	97,000	95,318
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	293,000	324,471
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	62,000	70,353
Chevron Corp. Senior Notes 1.55% due 05/11/2025	205,000	210,811

		700,953

Oil Field Machinery & Equipment – 0.0%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	683,000	37,565

Oil Refining & Marketing – 0.2%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028*	505,000	419,150
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 9.25% due 05/15/2025*	49,000	52,308
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	105,000	101,924

		573,382

Oil-Field Services – 0.5%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	616,000	580,272

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 4.49% due 05/01/2030		42,000	48,485
Halliburton Co. Senior Notes 2.92% due 03/01/2030		110,000	104,335
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*		684,000	333,450
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*		108,000	118,683
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026		439,000	424,184

			1,609,409

Paper & Related Products – 0.2%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044		251,000	276,045
Georgia-Pacific LLC Senior Notes 2.30% due 04/30/2030*		114,000	118,756
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*		115,000	124,262
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*		135,000	137,150

			656,213

Petrochemicals – 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*		68,000	71,041

Pharmacy Services – 0.1%
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048		57,000	75,133
CVS Health Corp Senior Notes 4.25% due 04/01/2050		52,000	62,137
CVS Health Corp. Senior Notes 4.78% due 03/25/2038		180,000	223,668
CVS Health Corp. Senior Notes 5.05% due 03/25/2048		56,000	73,354

			434,292

Pipelines – 1.6%
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*		248,000	237,899
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*		563,000	526,405
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*		113,000	115,291
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025		308,000	306,984
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*		47,000	51,216
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027		294,000	295,838
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028		80,000	74,103
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035		166,000	166,822
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027		2,000	2,229
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045		76,000	78,327
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045		19,000	11,833
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048		83,000	91,540
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024		658,000	572,460
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		200,000	180,000
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025		250,000	213,750
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*		668,000	636,270
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	275,000	311,541
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036		65,000	73,250

ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030		108,000	103,330
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051		43,000	52,236
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*		75,000	83,265
Transcontinental Gas Pipe Line Co. LLC Senior Notes 3.25% due 05/15/2030*		84,000	89,706
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044		222,000	256,755

			4,531,050

Platinum – 0.1%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		200,000	209,843

Poultry – 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*		406,000	406,081

Protection/Safety – 0.4%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*		513,000	524,542
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*		230,000	238,510
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*		470,000	442,975

			1,206,027

Real Estate Investment Trusts – 1.8%
American Tower Corp. Senior Notes 3.10% due 06/15/2050		99,000	97,924
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030		58,000	59,320
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025		114,000	120,315
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031		90,000	90,821
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050		48,000	56,252
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025		505,000	510,050
Digital Euro Finco LLC Company Guar. Notes 1.13% due 04/09/2028	EUR	300,000	337,129
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*		340,000	318,325
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*		305,000	292,800
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026		265,000	289,536
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*		522,000	532,440
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*		196,000	205,310
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*		353,000	282,400
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027		515,000	527,875
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027		306,000	314,415
Prologis LP Senior Notes 3.00% due 04/15/2050		100,000	105,720
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026		797,000	808,050
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024		67,000	67,147
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025		390,000	354,900
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028		49,000	49,378
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*		211,000	198,340
Welltower, Inc. Senior Notes 2.75% due 01/15/2031		83,000	82,904

			5,701,351

Real Estate Management/Services – 0.1%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	341,000	355,492

Real Estate Operations & Development – 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	700,000	696,500

Recycling – 0.2%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	617,000	618,543

Rental Auto/Equipment – 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	725,000	348,000

Research & Development – 0.1%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	92,000	93,628
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	56,000	57,330

		150,958

Resorts/Theme Parks – 0.3%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	415,000	419,150
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	470,000	420,062
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	48,000	49,620

		888,832

Retail-Apparel/Shoe – 0.0%
Ross Stores, Inc. Senior Notes 5.45% due 04/15/2050	107,000	138,044

Retail-Appliances – 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	371,000	294,945

Retail-Auto Parts – 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030*	110,000	117,679

Retail-Automobile – 0.0%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	42,000	45,510

Retail-Building Products – 0.0%
Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	47,000	53,699

Retail-Drug Store – 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 4.10% due 04/15/2050	170,000	171,438

Retail-Major Department Stores – 0.0%
TJX Cos, Inc. Senior Notes 3.75% due 04/15/2027	111,000	126,772

Retail-Petroleum Products – 0.2%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	569,000	581,802

Retail-Regional Department Stores – 0.1%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	128,000	114,289
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025	51,000	58,246

		172,535

Retail-Restaurants – 0.4%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	695,000	648,088
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	105,000	100,054
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	630,000	355,950
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	64,000	70,223
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	61,000	73,958

		1,248,273

Satellite Telecom – 0.3%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	773,000	802,281

Savings & Loans/Thrifts – 0.2%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		381,000	414,551
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028		169,000	167,783

			582,334

Security Services – 0.2%
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*		711,000	682,560
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*		56,000	57,038

			739,598

Shipbuilding – 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*		89,000	99,171

Software Tools – 0.0%
VMware, Inc. Senior Notes 4.70% due 05/15/2030		116,000	127,940

Steel-Producers – 0.2%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026		455,000	466,375
Nucor Corp. Senior Notes 2.70% due 06/01/2030		39,000	40,945
Steel Dynamics, Inc. Senior Notes 3.25% due 01/15/2031		36,000	36,718
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030		116,000	121,263

			665,301

Telecom Equipment-Fiber Optics – 0.1%
Corning, Inc. Senior Notes 5.45% due 11/15/2079		223,000	266,750

Telephone-Integrated – 1.1%
AT&T, Inc. Senior Notes 2.60% due 05/19/2038	EUR	120,000	142,376
AT&T, Inc. Senior Notes 2.60% due 05/19/2038	EUR	240,000	284,752
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		582,000	690,659
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		54,000	64,737
AT&T, Inc. Senior Notes 4.85% due 07/15/2045		40,000	47,532
AT&T, Inc. Senior Notes 4.90% due 08/15/2037		66,000	79,319
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*		374,000	373,065
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		525,000	576,881
Front Range BidCo., Inc. Senior Notes 6.13% due 03/01/2028*		646,000	628,235
Verizon Communications, Inc. Senior Notes 2.50% due 04/08/2031	GBP	100,000	135,516
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030		59,000	66,182
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050		25,000	31,976
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036		64,000	79,148
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		124,000	154,395
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		106,000	141,909

			3,496,682

Television – 0.4%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027		373,000	397,245
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		416,000	460,845
Viacom, Inc. Senior Notes 4.38% due 03/15/2043		345,000	360,768
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031		46,000	54,320
ViacomCBS, Inc. Senior Notes 4.95% due 05/19/2050		105,000	116,952

			1,390,130

Tools-Hand Held – 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026		74,000	83,099

Transport-Air Freight – 0.3%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*		833,000	825,711

Transport-Equipment & Leasing – 0.1%
GATX Corp. Senior Notes 4.00% due 06/30/2030		76,000	81,353
GATX Corp. Senior Notes 4.35% due 02/15/2024		145,000	157,983

			239,336

Transport-Marine – 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028		125,000	126,554

Transport-Rail – 0.1%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029		87,000	91,828
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048		54,000	68,115

			159,943

Transport-Services – 0.0%
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025		84,000	95,322

Transport-Truck – 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026		71,000	81,023

Trucking/Leasing – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*		26,000	26,503
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*		256,000	270,043
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*		77,000	83,089

			379,635

Vitamins & Nutrition Products – 0.2%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*		496,000	498,480

Water – 0.0%
American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050		49,000	55,004
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050		74,000	77,143

			132,147

Total U.S. Corporate Bonds & Notes (cost $110,513,020)			111,928,530

FOREIGN CORPORATE BONDS & NOTES – 15.9%
Aerospace/Defense – 0.1%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*		206,000	224,369

Agricultural Chemicals – 0.4%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		515,000	437,750
Nutrien, Ltd. Senior Notes 3.95% due 05/13/2050		101,000	111,481
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*		668,000	641,280
Yara International ASA Senior Notes 3.15% due 06/04/2030*		48,000	49,620

			1,240,131

Airport Development/Maintenance – 0.1%
Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026		460,000	433,550

Auto-Cars/Light Trucks – 0.1%
RCI Banque SA Senior Notes 1.88% due 11/08/2022	GBP	80,000	97,773
Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	200,000	230,049

			327,822

Auto/Truck Parts & Equipment-Original – 0.1%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		152,000	163,210

Banks-Commercial – 1.4%
Banco de Credito del Peru Sub. Notes 1.00% due 07/01/2030*		300,000	297,450
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		490,000	515,185
Bank of Montreal Senior Notes 2.05% due 11/01/2022		110,000	113,581

Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025		196,000	204,507
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	330,000	372,608
Danske Bank A/S Senior Notes 0.50% due 08/27/2025	EUR	225,000	247,282
Danske Bank A/S Sub. Notes 1.38% due 02/12/2030	EUR	400,000	432,601
Danske Bank A/S Senior Notes 2.25% due 01/14/2028	GBP	100,000	124,505
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*		200,000	212,001
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*		900,000	856,125
ING Groep NV Senior Notes 1.00% due 07/01/2026*		249,000	249,581
Philippine National Bank Senior Notes 3.28% due 09/27/2024		600,000	612,493
Skandinaviska Enskilda Banken AB Sub. Notes 2.50% due 05/28/2026	EUR	200,000	226,576

			4,464,495

Banks-Special Purpose – 0.1%
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*		312,000	311,906

Brewery – 0.2%
Anheuser-Busch InBev SA/NV Company Guar. Notes 3.70% due 04/02/2040	EUR	340,000	462,590
Heineken NV Senior Notes 2.25% due 03/30/2030	EUR	175,000	222,257

			684,847

Building Societies – 0.0%
Nationwide Building Society Senior Notes 1.50% due 03/08/2026	EUR	100,000	116,258

Building-Residential/Commercial – 0.1%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*		339,000	337,305

Cable/Satellite TV – 0.4%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*		661,000	656,611
Sky, Ltd. Company Guar. Notes 2.50% due 09/15/2026	EUR	200,000	252,823
Sky, Ltd. Company Guar. Notes 2.50% due 09/15/2026	EUR	150,000	189,618

			1,099,052

Cellular Telecom – 0.7%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		745,000	739,412
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*		200,000	212,940
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		800,000	834,240
Vodafone Group PLC Senior Notes 2.88% due 11/20/2037	EUR	120,000	156,050
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049		63,000	79,416
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048		90,000	117,535

			2,139,593

Chemicals-Diversified – 0.3%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*		202,000	184,830
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030		200,000	183,000
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 3.38% due 06/19/2024		220,000	227,864
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 4.13% due 07/19/2027		200,000	217,086
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		270,000	267,300

			1,080,080

Chemicals-Other – 0.1%
MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*		200,000	215,086
MEGlobal Canada ULC Company Guar. Notes 5.88% due 05/18/2030*		200,000	225,734

			440,820

Chemicals-Specialty – 0.0%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*		60,000	58,097

Commercial Services – 0.1%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*		432,000	424,440

Computer Software – 0.1%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*		293,000	293,000

Computers-Memory Devices – 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025		290,000	310,982

Containers-Metal/Glass – 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*		450,000	442,071
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*		650,000	694,687

			1,136,758

Containers-Paper/Plastic – 0.3%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.13% due 01/15/2026*		154,000	156,310
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*		434,000	446,022
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*		354,000	368,160

			970,492

Cruise Lines – 0.1%
Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*		396,000	235,767
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*		110,000	62,700
Viking Cruises, Ltd. Senior Sec. Notes 13.00% due 05/15/2025*		64,000	67,520

			365,987

Diagnostic Equipment – 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039		126,000	139,192

Diversified Banking Institutions – 1.8%
Banco Santander SA Senior Notes 2.71% due 06/27/2024		200,000	210,213
Barclays PLC Sub. Notes 2.00% due 02/07/2028	EUR	250,000	275,100
Barclays PLC Senior Notes 3.00% due 05/08/2026	GBP	100,000	129,281
BNP Paribas SA Sub. Notes 2.88% due 03/20/2026	EUR	450,000	509,581
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*		244,000	257,003
BNP Paribas SA Senior Notes 3.38% due 01/23/2026	GBP	100,000	135,131
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*		200,000	221,361
Credit Suisse Group AG Senior Notes 1.25% due 07/17/2025	EUR	200,000	228,882
HSBC Holdings PLC Senior Notes 2.10% due 06/04/2026		200,000	202,065
HSBC Holdings PLC Senior Notes 3.00% due 07/22/2028	GBP	120,000	157,385
Lloyds Banking Group PLC Senior Notes 0.63% due 01/15/2024	EUR	250,000	278,965
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025		207,000	213,946
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025		274,000	285,471
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*		200,000	209,604
Royal Bank of Scotland Group PLC Senior Notes 1.75% due 03/02/2026	EUR	450,000	517,254
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024		222,000	227,915
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029		200,000	207,052
UBS AG Senior Notes 1.75% due 04/21/2022*		200,000	203,824
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	250,000	285,701
UniCredit SpA Senior Notes 1.63% due 07/03/2025	EUR	575,000	632,928
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		298,000	309,367

			5,698,029

Diversified Financial Services – 0.3%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*		499,000	489,020
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		284,000	288,758

			777,778

Diversified Manufacturing Operations – 0.1%
Siemens Financieringsmaatschappij NV FRS Company Guar. Notes 0.93% (3 ML+0.61%) due 03/16/2022*		320,000	321,226

Diversified Minerals – 0.2%
Anglo American Capital PLC Company Guar. Notes 5.38% due 04/01/2025*		200,000	225,889
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*		410,000	410,152
Teck Resources, Ltd. Senior Notes 3.90% due 07/15/2030*		76,000	75,646
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041		50,000	54,669

			766,356

Electric-Distribution – 0.3%
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027		200,000	196,500
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027		400,000	393,000
OmGrid Funding, Ltd. Company Guar. Notes 5.20% due 05/16/2027		200,000	188,000

			777,500

Electric-Generation – 0.4%
Centrais Eletricas Brasileiras SA Senior Notes 3.63% due 02/04/2025*		200,000	195,500
Electricite de France SA Senior Notes 6.25% due 05/30/2028	GBP	100,000	164,647
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039		384,520	424,414
Minejesa Capital BV Senior Sec. Notes 4.63% due 08/10/2030		220,000	223,300
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		200,000	213,987

			1,221,848

Electric-Integrated – 0.1%
Perusahaan Listrik Negara PT Senior Notes 4.13% due 05/15/2027		200,000	210,500

Electronic Components-Semiconductors – 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 3.40% due 05/01/2030*		42,000	45,190

Energy-Alternate Sources – 0.1%
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022		200,000	198,660
ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024		200,000	201,503

			400,163

Finance-Consumer Loans – 0.2%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*		533,000	517,010

Finance-Leasing Companies – 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*		982,000	908,210

Food-Meat Products – 0.2%
BRF SA Senior Notes 4.88% due 01/24/2030*		200,000	188,500
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*		557,000	564,659

			753,159

Gas-Distribution – 0.1%
Centrica PLC Senior Notes 4.38% due 03/13/2029	GBP	100,000	145,360

Independent Power Producers – 0.1%
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029		400,000	420,000

Industrial Gases – 0.1%
Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023		300,000	307,395

Insurance-Life/Health – 0.1%
Athene Holding, Ltd. Senior Notes 6.15% due 04/03/2030		76,000	87,479
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032		118,000	125,050

			212,529

Insurance-Multi-line – 0.0%
Ageas Sub. Notes 3.25% due 07/02/2049	EUR	100,000	115,945

Insurance-Property/Casualty – 0.1%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029		207,000	218,008

Investment Companies – 0.2%
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		230,000	236,112
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026		400,000	428,874

			664,986

Machinery-Farming – 0.1%
CNH Industrial Finance Europe SA Company Guar. Notes 1.75% due 03/25/2027	EUR	250,000	274,404

Medical-Drugs – 0.7%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*		400,000	387,084
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*		184,000	118,680
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Sec. Notes 9.50% due 07/31/2027*		120,000	126,924
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026		216,000	239,670
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.00% due 07/09/2040	EUR	370,000	413,591
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050		204,000	203,338
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*		665,000	674,490

			2,163,777

Metal-Aluminum – 0.1%
Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028		200,000	236,006

Metal-Copper – 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		200,000	188,750
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		482,000	460,310

			649,060

Metal-Diversified – 0.1%
Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022		250,000	251,825
Glencore Finance Europe, Ltd. Company Guar. Notes 1.50% due 10/15/2026	EUR	150,000	164,962

			416,787

Metal-Iron – 0.2%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*		600,000	637,500

Motion Pictures & Services – 0.2%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*		600,000	586,500

Multimedia – 0.1%
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*		200,000	180,500

Oil Companies-Exploration & Production – 0.6%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030		81,000	80,756
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		663,000	618,658
MEG Energy Corp. Senior Notes 7.13% due 02/01/2027*		400,000	332,500
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024		425,000	388,875
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022		200,000	146,000
Wintershall Dea Finance B.V. Company Guar. Notes 1.33% due 09/25/2028	EUR	300,000	314,672

			1,881,461

Oil Companies-Integrated – 0.9%
BP Capital Markets PLC Company Guar. Notes 2.27% due 07/03/2026	GBP	100,000	132,048
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		135,000	141,885
Ecopetrol SA Senior Notes 6.88% due 04/29/2030		300,000	343,830
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		61,000	62,482
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050		68,000	77,731
Pertamina Persero PT Senior Notes 6.50% due 05/27/2041		200,000	247,028
Petro-Canada Senior Notes 5.95% due 05/15/2035		49,000	58,099
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027		200,000	222,756
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		350,000	261,083
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027		350,000	319,512
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		350,000	284,795
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		200,000	162,740
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		300,000	230,655
Shell International Finance BV Company Guar. Notes 1.50% due 04/07/2028	EUR	140,000	169,511
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		58,000	62,659

			2,776,814

Oil Refining & Marketing – 0.1%
Empresa Nacional del Petroleo Senior Notes 5.25% due 11/06/2029		400,000	445,592

Paper & Related Products – 0.1%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		384,000	386,880

Pastoral & Agricultural – 0.1%
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023		370,000	367,225

Petrochemicals – 0.1%
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026		200,000	210,866

Real Estate Investment Trusts – 0.1%
Trust Fibro Uno Senior Notes 6.39% due 01/15/2050		400,000	420,500

Real Estate Operations & Development – 0.2%
Aroundtown SA Senior Notes 1.45% due 07/09/2028	EUR	200,000	223,972
Aroundtown SA Senior Notes 3.25% due 07/18/2027	GBP	100,000	128,767
Logicor Financing Sarl Company Guar. Notes 0.75% due 07/15/2024	EUR	375,000	414,309

			767,048

Retail-Petroleum Products – 0.3%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		833,000	813,216

Satellite Telecom – 0.5%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*		470,000	445,325
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		214,000	209,720
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		823,000	806,803

			1,461,848

Security Services – 0.2%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*		653,000	690,547

Steel-Producers – 0.1%
Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022		200,000	197,991

SupraNational Banks – 0.2%
African Development Bank Senior Notes 0.75% due 04/03/2023		129,000	130,538

European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025		207,000	215,692
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		110,000	125,123
International Finance Corp. Senior Notes 0.50% due 03/20/2023		233,000	234,406

			705,759

Telecom Services – 0.3%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*		630,000	594,959
Optus Finance Pty, Ltd. Company Guar. Notes 1.00% due 06/20/2029	EUR	300,000	341,151

			936,110

Telephone-Integrated – 0.1%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*		184,000	202,484
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		71,000	89,335
Telefonica Emisiones SA Company Guar. Notes 5.45% due 10/08/2029	GBP	100,000	162,235

			454,054

Transport-Marine – 0.1%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		300,000	315,750

Transport-Rail – 0.2%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		121,000	186,005
Rumo Luxembourg SARL Company Guar. Notes 5.25% due 01/10/2028*		290,000	290,000

			476,005

Vitamins & Nutrition Products – 0.1%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*		190,000	196,175

Total Foreign Corporate Bonds & Notes (cost $49,812,853)			49,891,953

FOREIGN GOVERNMENT OBLIGATIONS – 15.4%
Sovereign – 15.4%
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*		550,000	551,314
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		270,000	240,300
Arab Republic of Egypt Senior Notes 7.05% due 01/15/2032*		370,000	350,575
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		1,000,000	1,017,500
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		350,000	341,250
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		550,000	542,663
Dominican Republic Senior Notes 5.88% due 01/30/2060*		400,000	342,400
Dominican Republic Senior Notes 5.95% due 01/25/2027		550,000	553,300
Dominican Republic Senior Notes 6.60% due 01/28/2024		650,000	681,531
Dominican Republic Senior Bonds 6.85% due 01/27/2045		1,500,000	1,434,000
Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025*		460,000	483,373
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		750,000	819,375
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		200,000	236,150
Government of France Bonds 0.50% due 05/25/2025	EUR	360,000	425,205
Government of France Bonds 1.00% due 05/25/2027	EUR	535,000	658,810
Government of France Bonds 1.50% due 05/25/2050*	EUR	235,000	331,823
Government of Jamaica Senior Notes 6.75% due 04/28/2028		420,000	471,874
Government of Jamaica Senior Notes 7.88% due 07/28/2045		400,000	488,600
Government of Ukraine Senior Notes 7.75% due 09/01/2022		150,000	156,039

Government of Ukraine Senior Notes 7.75% due 09/01/2023	550,000	575,759
Government of Ukraine Senior Notes 7.75% due 09/01/2024	250,000	260,377
Government of Ukraine Senior Notes 9.75% due 11/01/2028	800,000	911,101
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027	680,000	668,882
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024	500,000	520,335
Kingdom of Bahrain Senior Bonds 5.63% due 09/30/2031*	470,000	474,582
Kingdom of Bahrain Senior Notes 6.00% due 09/19/2044	200,000	197,392
Kingdom of Bahrain Senior Notes 7.00% due 01/26/2026	300,000	332,946
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028	750,000	835,229
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030*	340,000	386,478
Kingdom of Bahrain Senior Notes 7.50% due 09/20/2047	600,000	668,621
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027	550,000	569,382
Kingdom of Jordan Senior Notes 5.85% due 07/07/2030*	725,000	725,000
Kingdom of Jordan Senior Bonds 7.38% due 10/10/2047	470,000	482,925
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*	1,085,000	1,163,142
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*	300,000	344,925
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049	280,000	346,058
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031	187,500	219,143
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	300,000	384,303
Republic of the Philippines Senior Notes 7.75% due 01/14/2031	360,000	537,671
Republic of Angola Senior Notes 8.00% due 11/26/2029	970,000	795,400
Republic of Angola Senior Notes 9.13% due 11/26/2049	350,000	282,800
Republic of Angola Senior Notes 9.50% due 11/12/2025	350,000	313,667
Republic of Armenia Senior Notes 3.95% due 09/26/2029	210,000	202,577
Republic of Azerbaijan Senior Notes 3.50% due 09/01/2032	500,000	487,790
Republic of Belarus Senior Notes 5.88% due 02/24/2026*	760,000	735,832
Republic of Cameroon Senior Notes 9.50% due 11/19/2025	745,000	745,447
Republic of Chile Senior Notes 3.50% due 01/25/2050	300,000	337,500
Republic of Colombia Senior Notes 3.13% due 04/15/2031	535,000	530,987
Republic of Colombia Senior Notes 4.13% due 05/15/2051	205,000	206,025
Republic of Colombia Senior Notes 5.00% due 06/15/2045	230,000	260,475
Republic of Colombia Senior Notes 10.38% due 01/28/2033	320,000	481,603
Republic of Croatia Senior Notes 6.38% due 03/24/2021	300,000	310,493
Republic of El Salvador Senior Notes 6.38% due 01/18/2027	360,000	308,704
Republic of El Salvador Senior Notes 7.65% due 06/15/2035	600,000	520,500
Republic of Georgia Notes 6.88% due 04/12/2021	200,000	203,256
Republic of Ghana Senior Notes 6.38% due 02/11/2027*	350,000	326,812

Republic of Ghana Senior Notes 8.75% due 03/11/2061*	253,000	228,459
Republic of Guatemala Senior Notes 4.90% due 06/01/2030*	200,000	213,600
Republic of Guatemala Senior Notes 4.90% due 06/01/2030	200,000	213,600
Republic of Guatemala Senior Notes 5.38% due 04/24/2032*	450,000	497,025
Republic of Honduras Senior Notes 6.25% due 01/19/2027	760,000	809,020
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025	300,000	325,688
Republic of Indonesia Senior Notes 7.75% due 01/17/2038	500,000	753,488
Republic of Italy Senior Notes 4.00% due 10/17/2049	200,000	202,194
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032	929,600	912,451
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033	900,000	895,500
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	350,000	357,000
Republic of Kenya Senior Notes 6.88% due 06/24/2024	1,100,000	1,115,829
Republic of Kenya Senior Notes 7.00% due 05/22/2027	670,000	659,950
Republic of Kenya Senior Notes 8.25% due 02/28/2048	250,000	245,935
Republic of Panama Senior Notes 3.16% due 01/23/2030	500,000	537,250
Republic of Panama Senior Notes 3.87% due 07/23/2060	300,000	340,500
Republic of Paraguay Senior Notes 4.95% due 04/28/2031*	450,000	501,750
Republic of Paraguay Senior Notes 5.40% due 03/30/2050	300,000	347,250
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	300,000	369,000
Republic of South Africa Senior Notes 4.30% due 10/12/2028	350,000	324,401
Republic of South Africa Senior Notes 5.38% due 07/24/2044	500,000	434,800
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023	420,000	294,000
Republic of Sri Lanka Senior Notes 6.20% due 05/11/2027	500,000	323,776
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021	220,000	188,098
Republic of Sri Lanka Senior Notes 6.75% due 04/18/2028	400,000	259,025
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030	500,000	323,788
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*	1,050,000	679,955
Republic of the Philippines Senior Notes 2.95% due 05/05/2045	405,000	420,101
Republic of the Philippines Senior Notes 3.75% due 01/14/2029	200,000	228,250
Republic of Turkey Senior Notes 5.13% due 02/17/2028	500,000	459,588
Republic of Turkey Senior Notes 5.75% due 05/11/2047	800,000	651,317
Republic of Turkey Senior Notes 6.63% due 02/17/2045	570,000	517,275
Republic of Turkey Senior Notes 6.88% due 03/17/2036	530,000	515,220
Republic of Turkey Senior Notes 7.63% due 04/26/2029	460,000	483,763
State of Qatar Senior Notes 3.40% due 04/16/2025*	330,000	358,878
State of Qatar Senior Notes 3.75% due 04/16/2030*	320,000	364,381
State of Qatar Senior Notes 4.40% due 04/16/2050*	335,000	414,629
State of Qatar Senior Notes 4.82% due 03/14/2049	590,000	775,396

State of Qatar Senior Notes 5.10% due 04/23/2048		400,000	543,633
Sultanate of Oman Senior Notes 4.75% due 06/15/2026		400,000	369,456
Sultanate of Oman Senior Notes 6.00% due 08/01/2029		270,000	251,122
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		720,000	621,000
United Kingdom Gilt Treasury Bonds 1.50% due 07/22/2026	GBP	75,000	101,687
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	80,000	155,164
United Mexican States Senior Notes 4.50% due 01/31/2050		320,000	330,080
United Mexican States Senior Bonds 4.75% due 03/08/2044		202,000	214,120
United Mexican States Senior Notes 5.00% due 04/27/2051		450,000	484,875

Total Foreign Government Obligations (cost $47,933,811)			48,393,468

U.S. GOVERNMENT AGENCIES – 17.8%
Federal Home Loan Bank – 0.4%
3.25% due 11/16/2028		1,000,000	1,191,726

Federal Home Loan Mtg. Corp. – 5.4%
2.50% due 01/01/2028		142,667	151,715
2.50% due 04/01/2028		44,039	46,833
2.50% due 03/01/2031		82,303	86,390
2.50% due 11/01/2032		606,140	646,080
3.00% due 07/01/2045		1,616,992	1,718,536
3.00% due 10/01/2045		550,783	584,245
3.00% due 08/01/2049		1,326,653	1,398,191
3.00% due 10/01/2049		763,292	804,452
3.50% due 03/01/2042		219,499	237,671
3.50% due 04/01/2042		237,858	257,253
3.50% due 09/01/2043		206,571	225,966
3.50% due 07/01/2045		2,193,753	2,359,316
3.50% due 03/01/2046		815,911	871,207
3.50% due 11/01/2047		1,116,134	1,182,803
3.50% due 03/01/2048		3,018,597	3,290,204
4.00% due 01/01/2046		229,185	250,442
4.00% due 07/01/2049		425,806	461,737
4.00% due 01/01/2050		521,984	553,110
4.50% due 03/01/2039		994,553	1,113,038
4.50% due 12/01/2039		4,773	5,314
5.00% due 02/01/2034		14,100	16,171
5.00% due 05/01/2034		21,335	24,425
5.00% due 11/01/2043		149,119	171,101
5.50% due 05/01/2037		32,483	37,202
6.00% due 03/01/2040		27,156	31,686
6.50% due 02/01/2035		6,059	7,023
Federal Home Loan Mtg. Corp. FRS 3.36% (6 ML+1.49%) due 02/01/2037		4,969	5,101
3.64% (12 ML+1.88%) due 11/01/2037		52,905	56,070
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(3)		188,445	194,459
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.62% (6.80%-1 ML) due 09/15/2039(3)(4)(5)		221,879	36,790

			16,824,531

Federal National Mtg. Assoc. – 9.5%
2.50% due 12/01/2026		293,217	307,662
2.50% due 08/01/2031		1,390,292	1,458,993
2.50% due 02/01/2032		556,263	589,693
2.50% due 06/01/2050		1,991,680	2,075,744
3.00% due 10/01/2027		134,230	141,309
3.00% due 03/01/2030		812,711	865,908
3.00% due 10/01/2030		129,937	136,788
3.00% due 02/01/2033		1,278,963	1,345,341
3.00% due 07/01/2034		805,299	846,120
3.00% due 11/01/2039		658,374	693,876
3.00% due 12/01/2042		84,328	91,185
3.00% due 04/01/2047		1,636,371	1,732,752
3.00% due 09/01/2048		1,735,241	1,835,022
3.50% due 08/01/2026		47,775	50,240
3.50% due 08/01/2027		27,926	29,357
3.50% due 10/01/2028		20,767	22,190
3.50% due 02/01/2043		94,215	104,643
3.50% due 10/01/2045		199,399	217,960
3.50% due 11/01/2045		135,349	143,896
3.50% due 03/01/2046		1,764,399	1,880,260
3.50% due 07/01/2046		109,901	119,131
3.50% due 04/01/2048		1,159,015	1,244,804
3.50% due 05/01/2049		991,222	1,041,575
4.00% due 11/01/2025		67,385	71,314
4.00% due 03/01/2039		971,594	1,035,629
4.00% due 02/01/2045		1,117,432	1,235,778
4.00% due 05/01/2047		395,624	421,811
4.00% due 07/01/2047		1,678,153	1,788,416
4.00% due 06/01/2048		687,232	743,136
4.00% due 09/01/2048		666,129	708,195
4.00% due 01/01/2049		1,165,710	1,235,337
4.00% due 03/01/2050		1,879,891	1,996,894
4.50% due 11/01/2022		3,254	3,426
4.50% due 06/01/2023		5,325	5,609
4.50% due 08/01/2045		1,282,590	1,456,586
4.50% due 10/01/2048		51,930	55,779
4.50% due 11/01/2048		1,064,516	1,144,249
5.00% due 01/01/2023		2,673	2,808
5.00% due 03/01/2034		13,047	14,965
5.00% due 05/01/2035		7,583	8,699
5.00% due 05/01/2040		52,421	60,241

5.50% due 06/01/2038	16,823	19,283
6.00% due 02/01/2032	4,065	4,523
6.00% due 05/01/2034	1,139	1,327
6.00% due 10/01/2034	16,043	17,875
7.50% due 01/01/2030	838	851
8.00% due 11/01/2028	1,676	1,849
Federal National Mtg. Assoc. FRS 3.37% (6 ML+1.54%) due 09/01/2035	40,186	41,306
3.62% (12 ML+1.67%) due 07/01/2039	35,931	37,670
3.65% (12 ML+1.57%) due 05/01/2037	10,826	11,318
3.70% (1 Yr USTYCR+2.26%) due 11/01/2036	18,089	18,943
3.73% (12 ML+1.77%) due 05/01/2040	45,320	47,390
3.75% (12 ML+1.83%) due 10/01/2040	19,523	20,429
3.95% (12 ML+1.91%) due 08/01/2035	33,613	35,483
4.07% (12 ML+1.82%) due 10/01/2040	11,339	11,859
4.15% (1 Yr USTYCR+2.22%) due 10/01/2035	30,455	31,776
Federal National Mtg. Assoc. REMIC Series 2018-27, Class EA 3.00% due 05/25/2048(3)	312,314	329,172
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	316,637	332,226

		29,926,601

Government National Mtg. Assoc. – 2.5%
2.50% due 05/20/2050	598,588	630,730
2.50% due 06/20/2050	2,000,000	2,107,392
3.00% due 05/20/2046	1,616,424	1,717,257
3.00% due 05/20/2050	1,496,866	1,588,242
4.50% due 10/20/2045	1,045,905	1,146,392
4.50% due 04/20/2047	574,948	628,125

		7,818,138

Total U.S. Government Agencies (cost $53,653,985)		55,760,996

U.S. GOVERNMENT TREASURIES – 0.4%
United States Treasury Notes – 0.4%
1.63% due 08/15/2029	1,000,000	1,091,133
2.50% due 01/31/2024	250,000	270,449

Total U.S. Government Treasuries (cost $1,248,868)		1,361,582

LOANS(6)(7)(8) – 5.1%
Aerospace/Defense-Equipment – 0.0%
WP CPP Holdings LLC FRS BTL-B1 4.75% (3 ML+3.75%) due 04/30/2025	123,400	106,124

Airlines – 0.0%
Delta Air Lines, Inc. FRS BTL-B 5.75% (3 ML+4.75%) due 04/29/2023	116,663	114,213

Applications Software – 0.1%
Project Boost Purchaser LLC FRS BTL-B 3.68% (1 ML+3.50%) due 06/01/2026	166,435	157,836
VS Buyer LLC FRS BTL 3.43% (1 ML+3.25%) due 02/28/2027	15,284	14,749

		172,585

Athletic Equipment – 0.0%
Varsity Brands Holding Co., Inc. FRS 1st Lien 4.50% (1 ML+3.50%) due 12/15/2024	144,519	122,360

Auction Houses/Art Dealers – 0.0%
Sotheby’s FRS BTL-B 6.50% (1 ML+5.50%) due 01/15/2027	90,236	84,070

Auto Repair Centers – 0.1%
Mavis Tire Express Services Corp. FRS 1st Lien 3.56% (3 ML+3.25%) due 03/20/2025	139,996	124,713
Wand NewCo. 3, Inc. FRS BTL 3.31% (3 ML+3.00%) due 02/05/2026	102,008	96,653

		221,366

Auto/Truck Parts & Equipment-Original – 0.1%
TI Group Automotive Systems LLC FRS BTL-B 3.25% (1 ML+2.50%) due 06/30/2022	165,000	158,812

Broadcast Services/Program – 0.0%
NEP Group, Inc. FRS BTL 3.43% (3 ML+3.25%) due 10/20/2025	137,900	111,871

Building & Construction-Misc. – 0.0%
Verra Mobility Corp. FRS BTL 3.56% (3 ML+3.25%) due 02/28/2025	129,846	123,840

Building Products-Air & Heating – 0.0%
API Heat Transfer ThermaSys Corp. FRS 1st Lien 12.45% (3 ML+0.00%) due 12/31/2023 (9)(10)(17)	166,853	120,001

Building Products-Doors & Windows – 0.1%
CHI Doors Holdings Corp. FRS 1st Lien 4.25% (1 ML+3.25%) due 07/29/2022	136,745	132,813

Building-Heavy Construction – 0.0%
Landry’s Finance Acquisition Co. FRS BTL 13.00% (3 ML+12.00%) due 10/04/2023	14,602	15,332
USIC Holdings, Inc. FRS BTL 4.25% (1 ML+3.25%) due 12/08/2023	105,939	100,774

		116,106

Cable/Satellite TV – 0.1%
CSC Holdings LLC FRS BTL-B 2.43% (1 ML+2.25%) due 07/17/2025	205,199	194,016
CSC Holdings LLC FRS BTL-B5 2.68% (1 ML+2.50%) due 04/15/2027	151,690	143,802

		337,818

Casino Hotels – 0.1%
Caesars Resort Collection LLC FRS BTL-B 2.93% (1 ML+2.75%) due 12/23/2024	204,537	182,095
CityCenter Holdings LLC FRS BTL-B 3.00% (1 ML+2.25%) due 04/18/2024	138,853	125,893

		307,988

Casino Services – 0.0%
Stars Group Holdings FRS BTL 3.81% (3 ML+3.50%) due 07/10/2025	86,869	86,272

Cellular Telecom – 0.1%
Altice France SA FRS BTL-B13 4.18% (1 ML+4.00%) due 08/14/2026	172,375	165,480
Numericable Group SA FRS BTL-B 3.87% (1 ML+3.69%) due 01/31/2026	37,710	36,037
T-Mobile USA, Inc. FRS BTL 3.18% (1 ML+3.00%) due 04/01/2027	72,033	71,925

		273,442

Chemicals-Diversified – 0.1%
Hexion, Inc. FRS BTL 4.94% (3 ML+3.50%) due 07/01/2026	139,942	135,743

Chemicals-Specialty – 0.1%
Diamond BC BV FRS BTL 3.76% (3 ML+3.00%) due 09/06/2024	138,542	126,997
PQ Corp. FRS BTL-B coupon TBD due 02/07/2027	66,799	65,296
Starfruit US HoldCo. LLC FRS BTL-B 3.19% (1 ML+3.00%) due 10/01/2025	184,923	173,135

		365,428

Commercial Services-Finance – 0.1%
Cardtronics Usa Inc FRS BTL-B coupon TBD due 06/25/2027	18,871	18,494
Financial & Risk US Holdings, Inc. FRS BTL 3.43% (1 ML+3.25%) due 10/01/2025	135,597	132,512
MoneyGram International, Inc. FRS BTL 6.24% (2 ML+6.00%) due 06/30/2023	109,779	101,271
MPH Acquisition Holdings LLC FRS BTL-B 3.75% (3 ML+2.75%) due 06/07/2023	111,027	105,059

		357,336

Computer Data Security – 0.0%
McAfee LLC FRS BTL-B1 3.93% (1 ML+3.75%) due 09/30/2024	132,970	128,848

Computer Graphics – 0.1%
Corel, Inc. FRS BTL 5.36% (3 ML+5.00%) due 07/02/2026	145,827	135,619

Computer Services – 0.0%
Tempo Acquisition LLC FRS BTL-B 2.93% (1 ML+2.75%) due 05/01/2024	135,899	128,934

Computer Software – 0.2%
Camelot Finance SA FRS BTL-B 3.18% (1 ML+3.00%) due 10/30/2026	101,638	98,208
Cornerstone Ondemand Inc FRS BTL-B 5.35% (2 ML+4.25%) due 04/22/2027	117,780	115,866
Rackspace Hosting, Inc. FRS 1st Lien 4.00% (2 ML+3.00%) due 11/03/2023	389	368
Rackspace Hosting, Inc. FRS 1st Lien 4.00% (3 ML+3.00%) due 11/03/2023	151,156	142,994
Vertafore, Inc. FRS 1st Lein 3.43% (1 ML+3.25%) due 07/02/2025	68,950	64,764
Vertafore, Inc. FRS 2nd Lien 7.43% (1 ML+7.25%) due 07/02/2026	72,934	71,803

		494,003

Computers-Integrated Systems – 0.0%
Everi Payments, Inc. FRS BTL 11.50% (3 ML+10.50%) due 05/09/2024	61,111	61,722

Consulting Services – 0.1%
AlixPartners LLP FRS BTL 3.50% (1 ML+2.50%) due 04/04/2024	136,878	131,540

Containers-Metal/Glass – 0.1%
Mauser Packaging Solutions Holding Co FRS BTL 4.56% (3 ML+3.25%) due 04/03/2024	188,596	168,511

Containers-Paper/Plastic – 0.1%
Charter NEX US, Inc. FRS 1st Lien 3.75% (1 ML+2.75%) due 05/16/2024	97,321	92,698
Patriot Container Corp. FRS 1st Lein 4.50% (1 ML+3.50%) due 03/20/2025	108,525	105,133

		197,831

Cosmetics & Toiletries – 0.1%
Sunshine Luxembourg VII SARL FRS BTL 5.32% (6 ML+4.25%) due 10/01/2026	140,568	134,117

Cruise Lines – 0.0%
Carnival Corporation FRS Term Loan B coupon TBD due 06/30/2025	46,196	44,579

Data Processing/Management – 0.1%
CCC Information Services, Inc. FRS 1st Lien 4.00% (1 ML+3.00%) due 04/29/2024	136,883	131,545

Diagnostic Equipment – 0.0%
Immucor, Inc. FRS BTL-B3 6.00% (3 ML+5.00%) due 06/15/2021	108,441	103,019

Direct Marketing – 0.1%
Terrier Media Buyer, Inc. FRS BTL-B 4.43% (1 ML+4.25%) due 12/17/2026	215,993	205,554

Distribution/Wholesale – 0.1%
Fastlane Parent Co., Inc. FRS 1st Lien 4.68% (1 ML+4.50%) due 02/04/2026	105,927	98,777
Univar USA, Inc. FRS BTL-B3 2.43% (1 ML+2.25%) due 07/01/2024	122,290	117,521

		216,298

Diversified Operations – 0.1%
Travelport Finance Luxembourg SARL FRS BTL 6.07% (3 ML+5.00%) due 05/29/2026(9)	200,411	130,184

E-Commerce/Services – 0.0%
RentPath LLC FRS 2nd Lien 1.61% (3 ML+0.00%) due 12/17/2022†(9)(10)(12)(13)	1,062,906	108,416

Electronic Components-Misc. – 0.0%
AI Ladder Luxembourg Subco SARL FRS BTL 4.68% (1 ML+4.50%) due 07/09/2025	133,307	120,199

Electronic Components-Semiconductors – 0.0%
Bright Bidco BV FRS BTL-B 4.57% (6 ML+3.50%) due 06/30/2024	178,362	75,091

Electronic Parts Distribution – 0.1%
Tech Data Corp. FRS BTL coupon TBD due 06/30/2025	122,180	117,293
Tech Data Corp. FRS BTL coupon TBD due 06/30/2025	106,494	105,296

		222,589

Enterprise Software/Service – 0.4%
Applied Systems, Inc. FRS 1st Lein 4.25% (3 ML+3.25%) due 09/19/2024	132,987	129,562
Banff Merger Sub, Inc. FRS BTL 4.43% (1 ML+4.25%) due 10/02/2025	128,673	121,413
Dcert Buyer, Inc. FRS BTL-B 4.18% (1 ML+4.00%) due 10/16/2026	105,332	101,601
Epicor Software Corp. FRS 1st Lien 3.43% (1 ML+3.25%) due 06/01/2022	133,300	130,110
Finastra USA, Inc. FRS BTL-B 4.50% (3 ML+3.50%) due 06/13/2024	40,058	34,951
Finastra USA, Inc. FRS BTL-B 4.50% (6 ML+3.50%) due 06/13/2024	102,625	89,540
Greeneden US Holdings II LLC FRS BTL 3.43% (1 ML+3.25%) due 12/01/2023	137,154	131,754
Kronos, Inc. FRS 1st Lien 3.18% (1 ML+3.00%) due 11/01/2023	139,243	138,895
MYOB US Borrower LLC FRS BTL 4.18% (1 ML+4.00%) due 05/06/2026	103,062	97,265
Sophia LP FRS BTL-B 4.25% (3 ML+3.25%) due 09/30/2022	128,783	125,241
Ultimate Software Group, Inc. FRS BTL-B coupon TBD due 05/04/2026	20,863	20,591
Ultimate Software Group, Inc. FRS 2nd Lien coupon TBD due 05/03/2027	35,449	35,980
Ultimate Software Group, Inc. FRS 1st Lien 3.93% (1 ML+3.75%) due 05/04/2026	102,736	99,232

		1,256,135

Finance-Credit Card – 0.1%
Pi US Mergerco, Inc. FRS BTL 4.50% (3 ML+3.50%) due 01/03/2025	135,894	129,099

Finance-Investment Banker/Broker – 0.0%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML+3.75%) due 04/09/2027	69,068	66,909
Motion Finco SARL FRS BTL-B2 4.32% (6 ML+3.25%) due 11/04/2026	8,066	7,270

		74,179

Food-Misc./Diversified – 0.0%
Froneri US, Inc. FRS BTL 2.43% (1 ML+2.25%) due 01/29/2027	121,592	114,195

Gambling (Non-Hotel) – 0.1%
Mohegan Tribal Gaming Authority FRS BTL-B 5.38% (3 ML+4.38%) due 10/13/2023	150,669	122,936
Scientific Games International, Inc. FRS BTL-B5 2.93% (1 ML+2.75%) due 08/14/2024	27,750	24,392
Scientific Games International, Inc. FRS BTL-B5 3.06% (3 ML+2.75%) due 08/14/2024	362	318
Scientific Games International, Inc. FRS BTL-B5 3.61% (6 ML+2.75%) due 08/14/2024	113,435	99,710

		247,356

Human Resources – 0.1%
Creative Artists Agency LLC FRS BTL-B 3.93% (1 ML+3.75%) due 11/27/2026	105,685	99,938
Team Health Holdings, Inc. FRS 1st Lien 3.75% (1 ML+2.75%) due 02/06/2024	71,482	54,720

		154,658

Insurance Brokers – 0.1%
Alliant Holdings Intermediate LLC FRS BTL-B1 2.93% (1 ML+2.75%) due 05/09/2025	137,889	129,961
HUB International, Ltd. FRS BTL-B 4.02% (3 ML+3.00%) due 04/25/2025	138,822	132,089

		262,050

Insurance-Property/Casualty – 0.1%
Asurion LLC FRS BTL-B6 3.18% (1 ML+3.00%) due 11/03/2023	139,435	134,642
Asurion LLC FRS 2nd Lien 6.68% (1 ML+6.50%) due 08/04/2025	7,101	7,041
Sedgwick Claims Management Services, Inc. FRS BTL 3.43% (1 ML+3.25%) due 12/31/2025	183,571	172,939

		314,622

Internet Financial Services – 0.1%
ION Trading Finance, Ltd. FRS BTL 5.07% (3 ML+4.00%) due 11/21/2024	141,992	135,957

Investment Management/Advisor Services – 0.1%
Advisor Group, Inc. FRS BTL-B 5.18% (1 ML+5.00%) due 07/31/2026	145,270	135,010

Machinery-Electrical – 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.75% (1 ML+3.00%) due 08/01/2025	101,455	97,756

Machinery-General Industrial – 0.1%
Vertical US Newco, Inc. FRS BTL-B coupon TBD due 07/01/2027	139,352	136,565

Machinery-Pumps – 0.0%
STS Operating, Inc. FRS BTL 5.25% (1 ML+4.25%) due 12/11/2024	136,714	125,835

Medical Labs & Testing Services – 0.1%
Envision Healthcare Corp. FRS 1st Lien coupon TBD due 10/10/2025	89,773	59,250
Envision Healthcare Corp. FRS 1st Lien 3.93% (1 ML+3.75%) due 10/10/2025	172,126	113,604
Jaguar Holding Co. II FRS BTL 3.50% (1 ML+2.50%) due 08/18/2022	140,521	137,936

		310,790

Medical-Drugs – 0.1%
Akorn, Inc. FRS BTL-B 15.50% (1 ML+13.75%) due 04/16/2021(19)	114,458	108,163
Alphabet Holding Co., Inc. FRS 1st Lien 3.68% (1 ML+3.50%) due 09/26/2024	144,884	135,756
Bausch Health Americas, Inc. FRS BTL 2.94% (1 ML+2.75%) due 11/27/2025	82,999	80,007

		323,926

Medical-Generic Drugs – 0.0%
Amneal Pharmaceuticals LLC FRS BTL-B 3.69% (1 ML+3.50%) due 05/04/2025	120,690	109,978

Medical-Hospitals – 0.0%
RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B 3.93% (1 ML+3.75%) due 11/17/2025	110,231	102,722

Metal Processors & Fabrication – 0.1%
Crosby US Acquisition Corp. FRS BTL-B 4.94% (1 ML+4.75%) due 06/26/2026	104,050	95,206
Form Technologies LLC FRS BTL 4.25% (3 ML+3.25%) due 01/28/2022	137,818	112,322
SEI Holdings I Corp. FRS 1st Lien coupon TBD due 03/27/2021	140,136	128,924

		336,452

Miscellaneous Manufacturing – 0.0%
Excelitas Technologies Corp. FRS 2nd Lien 8.94% (3 ML+7.50%) due 12/01/2025	105,000	98,831

Multimedia – 0.0%
EW Scripps Co. FRS BTL-B2 2.68% (1 ML+2.50%) due 05/01/2026	102,839	96,669

Non-Hazardous Waste Disposal – 0.0%
GFL Environmental, Inc. FRS BTL 4.00% (1 ML+3.00%) due 05/30/2025	17,011	16,486
GFL Environmental, Inc. FRS BTL 4.00% (3 ML+3.00%) due 05/30/2025	95,068	92,138

		108,624

Oil Companies-Exploration & Production – 0.0%
Osum Production Corp. FRS BTL 8.50% (3 ML+7.50%) due 07/31/2022	115,716	86,787

Oil-Field Services – 0.0%
Apergy Corp. FRS BTL coupon TBD due 05/28/2027	77,000	74,112
Apergy Corp. FRS BTL 6.00% (3 ML+5.00%) due 05/28/2027	46,382	44,643

		118,755

Pharmacy Services – 0.1%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML+2.50%) due 03/01/2024	31,956	30,618
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML+2.50%) due 03/01/2024	69,200	66,302
HC Group Holdings II, Inc. FRS BTL-B 4.68% (1 ML+4.50%) due 08/06/2026	140,070	135,868

		232,788

Pipelines – 0.2%
Blackstone CQP Holdco LP FRS BTL-B 3.81% (3 ML+3.50%) due 09/30/2024	193,244	184,910
Hercules Merger Sub LLC FRS BTL-B 2.92% (1 ML+2.75%) due 11/01/2026	189,240	181,387
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML+3.25%) due 10/30/2024	146,279	130,005

		496,302

Protection/Safety – 0.0%
Prime Security Services Borrower, LLC FRS BTL-B1 4.25% (1 ML+3.25%) due 09/23/2026	42,257	40,532
Prime Security Services Borrower, LLC FRS BTL-B1 4.25% (6 ML+3.25%) due 09/23/2026	19,443	18,649
Prime Security Services Borrower, LLC FRS BTL-B1 4.25% (12 ML+3.25%) due 09/23/2026	58,330	55,948

		115,129

Publishing-Periodicals – 0.1%
Meredith Corp. FRS BTL-B2 3.26% (3 ML+2.50%) due 01/31/2025	114,161	105,504
Nielsen Finance LLC FRS BTL-B4 2.18% (1 ML+2.00%) due 10/04/2023	140,551	135,210

		240,714

Quarrying – 0.0%
US Silica Co. FRS BTL-B 5.00% (1 ML+4.00%) due 05/01/2025	150,033	106,023

Real Estate Management/Services – 0.0%
Cushman & Wakefield FRS BTL 2.93% (1 ML+2.75%) due 08/21/2025	137,134	128,735

Research & Development – 0.0%
PAREXEL International Corp. FRS BTL 2.93% (1 ML+2.75%) due 09/27/2024	128,744	121,851

Resorts/Theme Parks – 0.1%
Merlin Entertainments PLC FRS BTL-B 4.32% (6 ML+3.25%) due 11/13/2026	61,373	55,313
SeaWorld Parks & Entertainment, Inc. FRS BTL-B5 3.75% (1 ML+3.00%) due 03/31/2024	209,444	185,009

		240,322

Retail-Petroleum Products – 0.0%
EG America LLC FRS BTL 5.07% (3 ML+4.00%) due 02/07/2025	136,172	127,831

Retail-Restaurants – 0.1%
IRB Holding Corp. FRS BTL-B 3.75% (1 ML+2.75%) due 02/05/2025	137,884	127,198
Whatabrands LLC FRS BTL-B 2.93% (1 ML+2.75%) due 07/31/2026	125,684	119,479
Wok Holdings, Inc. FRS BTL 6.68% (1 ML+6.25%) due 03/01/2026	109,887	69,778

		316,455

Retail-Sporting Goods – 0.1%
Bass Pro Group LLC FRS BTL coupon TBD due 09/25/2024	211,184	202,736

Rubber/Plastic Products – 0.0%
Gates Global LLC FRS BTL-B2 3.75% (1 ML+2.75%) due 04/01/2024	103,931	99,878

Satellite Telecom – 0.2%
Connect Finco SARL FRS BTL-B coupon TBD due 12/11/2026	116,708	109,530
Intelsat Jackson Holdings SA FRS DIP 3.60% (3 ML+3.60%) due 07/13/2022(18)	19,009	19,262
Intelsat Jackson Holdings SA FRS DIP 6.50% (3 ML+5.50%) due 07/13/2022	19,009	19,263
Intelsat Jackson Holdings SA FRS BTL-B3 8.00% (USFRBPLR+4.75%) due 11/27/2023(12)	184,000	183,080
Iridium Satellite LLC FRS BTL-B 4.75% (1 ML+3.75%) due 11/04/2026	119,199	116,756

		447,891

Software Tools – 0.0%
RP Crown Parent LLC FRS BTL 3.75% (1 ML+2.75%) due 10/12/2023	104,913	101,831

Telecom Services – 0.0%
West Corp. FRS BTL-B1 4.50% (3 ML+3.50%) due 10/10/2024	117,266	99,920

Telecommunication Equipment – 0.0%
CommScope, Inc. FRS BTL-B 3.43% (1 ML+3.25%) due 04/06/2026	104,773	98,945

Telephone-Integrated – 0.1%
CenturyLink, Inc. FRS BTL-B 2.43% (1 ML+2.25%) due 03/15/2027	114,719	107,800
Level 3 Financing, Inc. FRS BTL-B 1.93% (1 ML+1.75%) due 03/01/2027	91,079	85,842
Zayo Group Holdings, Inc. FRS BTL 3.18% (1 ML+3.00%) due 03/09/2027	175,406	165,813

		359,455

Television – 0.1%
Ion Media Networks, Inc. FRS BTL-B1 3.81% (3 ML+3.00%) due 12/18/2024	139,821	131,693

Theaters – 0.2%
AMC Entertainment Holdings, Inc. FRS BTL-B 4.08% (3 ML+3.00%) due 04/22/2026	135,657	97,285
Cineworld, Ltd. FRS BTL 3.32% (3 ML+2.25%) due 02/28/2025	190,797	142,485
William Morris Endeavor Entertainment LLC FRS BTL-B1 2.93% (1 ML+2.75%) due 05/18/2025	567,076	459,332

		699,102

Transactional Software – 0.0%
Solera LLC FRS BTL-B 2.93% (1 ML+2.75%) due 03/03/2023	123,356	118,298

Transport-Truck – 0.1%
Pods LLC FRS 1st Lien 3.75% (1 ML+2.75%) due 12/06/2024	147,358	140,359

Total Loans (cost $18,030,983)		15,889,996

COMMON STOCKS – 0.1%
Building Products-Air & Heating – 0.0%
API Heat Transfer, Inc.†(9)(10)		171,230	13,356

Television – 0.1%
ION Media Networks, Inc.†(9)(10)		655	345,063

Total Common Stocks (cost $56,512)			358,419

PREFERRED SECURITIES – 0.1%
Building Products-Air & Heating – 0.0%
API Heat Transfer, Inc. Class A †(9)(10)		36,495	2,682

Electric-Distribution – 0.1%
Entergy Louisiana LLC 4.70%		5,200	130,468

Sovereign Agency – 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†		5,875	46,648

Total Preferred Securities (cost $257,205)			179,798

PREFERRED SECURITIES/CAPITAL SECURITIES – 2.0%
Auto-Cars/Light Trucks – 0.2%
Volkswagen International Finance NV 3.38% due 06/27/2024(11)	EUR	200,000	222,212
Volkswagen International Finance NV 3.75% due 03/24/2021(11)	EUR	300,000	338,735

			560,947

Banks-Commercial – 0.0%
Barclays Bank PLC FRS 0.35% (3 ME+0.71%) due 09/15/2020(11)	EUR	100,000	91,965

Banks-Money Center – 0.2%
BBVA Bancomer SA 5.13% due 01/18/2033*	$	201,000	187,069
National Westminster Bank PLC FRS 1.81% (3 ME + 2.15%) due 10/05/2020(11)	EUR	300,000	299,206

			486,275

Banks-Super Regional – 0.0%
Wells Fargo & Co. 5.95% due 12/01/2086		115,000	138,395

Building & Construction-Misc. – 0.1%
China Minmetals Corp. 3.75% due 11/13/2022(11)		335,000	337,496

Diversified Banking Institutions – 0.1%
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(11)		169,000	172,465

Electric-Distribution – 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		268,000	268,334

Electric-Integrated – 0.2%
CMS Energy Corp. 4.75% due 06/01/2050		84,000	85,662
Dominion Resources, Inc. 5.75% due 10/01/2054		90,000	91,577
Enel SpA 3.50% due 05/24/2080	EUR	300,000	348,429

			525,668

Food-Dairy Products – 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		367,000	401,865

Gas-Distribution – 0.1%
Centrica PLC 3.00% due 04/10/2076	EUR	150,000	165,443

Insurance-Life/Health – 0.2%
Credit Agricole Assurances SA 2.63% due 01/29/2048	EUR	200,000	226,567
Prudential Financial, Inc. 5.70% due 09/15/2048		249,000	279,068
Voya Financial, Inc. 4.70% due 01/23/2048		103,000	96,820

			602,455

Insurance-Multi-line – 0.1%
Allianz SE 4.75% due 10/24/2023(11)	EUR	300,000	369,130

Insurance-Mutual – 0.1%
Liberty Mutual Group, Inc. 3.63% due 05/23/2059	EUR	250,000	269,696

Metal-Aluminum – 0.1%
Chalco Hong Kong Investment Co., Ltd. 4.25% due 11/07/2021(11)		400,000	403,196

Metal-Diversified – 0.1%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(11)		200,000	200,970

Oil Companies-Integrated – 0.0%
BP Capital Markets PLC 4.88% due 03/22/2030(11)		142,000	146,615

Pipelines – 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(11)		65,000	23,400
Enterprise Products Operating LLC 5.25% due 08/16/2077		57,000	53,295

			76,695

Real Estate Investment Trusts – 0.1%
Unibail-Rodamco-Westfield SE 2.13% due 07/25/2023(11)	EUR	400,000	390,978

Tools-Hand Held – 0.1%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060		178,000	178,090

Transport-Rail – 0.1%
CRCC Chengan, Ltd. 3.97% due 06/27/2024(11)		400,000	406,930

Total Preferred Securities/Capital Securities (cost $6,246,747)			6,193,608

ESCROWS AND LITIGATION TRUSTS – 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(10)(12)(16)	1,330,000	0
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(10)	222,000	22
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(10)	280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(10)	361,000	36
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(10)(12)(16)	100,000	0
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(10)	459,551	3,171

Total Escrows and Litigation Trusts (cost $1,913,126)		3,257

Total Long-Term Investment Securities (cost $296,258,197)		296,755,494

SHORT-TERM INVESTMENT SECURITIES – 6.5%
Registered Investment Companies – 6.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%(15) (cost $20,364,934)	20,364,934	20,364,934

TOTAL INVESTMENTS (cost $316,623,131)	101.1%	317,120,428
Liabilities in excess of other assets	(1.1)	(3,592,560)

NET ASSETS	100.0%	$313,527,868

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $92,658,258 representing 29.6% of net assets.

†	Non-income producing security

(1)	Commercial Mortgage Backed Security

(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation

(4)	Interest Only

(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2020.

(6)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(9)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value per Principal amount/ Share	% of Net Assets
Loans
API Heat Transfer, Inc.	12/31/2018	$166,853	$166,853	$120,001	$71.92	0.04%
RentPath LLC	06/21/2017	1,062,906	1,047,434	108,416	10.20	0.03%
Travelport Finance	03/18/2019	200,411	186,508	130,184	64.96	0.04%
Common Stocks
API Heat Transfer, Inc.	12/31/2018	171,230	56,506	13,356	0.08	0.00%
ION Media Networks, Inc.	12/16/2016	655	6	345,063	526.81	0.11%
Preferred Securities
API Heat Transfer, Inc. Class A	12/31/2018	36,495	36,495	2,682	0.07	0.00%

				$719,702		0.22%

(10)	Securities classified as Level 3 (see Note 1).

(11)	Perpetual maturity – maturity date reflects the next call date.

(12)	Company has filed for bankruptcy protection.

(13)	Security in default of interest.

(14)	Denominated in United States dollars unless otherwise indicated.

(15)	The rate shown is the 7-day yield as of June 30, 2020.

(16)	Security in default of interest and principal at maturity.

(17)

PIK (“Payment in Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(18)	All or a portion of this holding is subject to unfunded loan commitments (See Note 3).

(19)

PIK (“Payment in Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer. The security is current paying interest in cash at 14.75%. The security is also currently paying interest in the form of additional loans at 0.75%.

BTL – Bank Term Loan

DIP – Debtor in Possession

REMIC – Real Estate Mortgage Investment Conduit

TBD – Senior loan purchased on a when issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC – Unlimited Liability Corp.

FRS – Floating Rate Security

VRS – Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR – Euro Currency

GBP – British Pound

Index Legend

3 ME – 3 Month Euribor

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

6 ML – 6 Month USD LIBOR

12 ML – 12 Month USD LIBOR

1 Yr USTYCR–1 Year US Treasury Yield Curve Rate

USFRBPLR – US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	EUR	10,515,000	USD	11,455,949	07/23/2020	$–	$(362,981)
	EUR	4,299,000	USD	4,891,269	09/24/2020	52,382	–
	GBP	1,538,850	USD	1,959,966	09/24/2020	52,247	–
	USD	108,388	EUR	100,000	07/23/2020	4,013	–

Net Unrealized Appreciation/(Depreciation)						$108,642	$(362,981)

EUR – Euro Currency

GBP – British Pound

USD – United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2020 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$–	$6,448,570	$–	$6,448,570
Convertible Bonds & Notes	–	345,317	–	345,317
U.S. Corporate Bonds & Notes	–	111,928,530	–	111,928,530
Foreign Corporate Bonds & Notes	–	49,891,953	–	49,891,953
Foreign Government Obligations	–	48,393,468	–	48,393,468
U.S. Government Agencies	–	55,760,996	–	55,760,996
U.S. Government Treasuries	–	1,361,582	–	1,361,582
Loans:
Buiding Products-Air & Heating	–	–	120,001	120,001
E-Commerce/Services	–	–	108,416	108,416
Other Industries	–	15,661,579	–	15,661,579
Common Stocks	–	–	358,419	358,419
Preferred Securities:
Building Products-Air & Heating	–	–	2,682	2,682
Other Industries	177,116	–	–	177,116
Preferred Securities/Capital Securities	–	6,193,608	–	6,193,608

Escrows and Litigation Trusts	–	–	3,257	3,257
Short-Term Investment Securities	20,364,934	–	–	20,364,934

Total Investments at Value	$20,542,050	$295,985,603	$592,775	$317,120,428

Other Financial Instruments:+
Forward Foreign Currency Contracts	$–	$108,642	$–	$108,642

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$–	$362,981	$–	$362,981

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS – June 30, 2020 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
U.S. CORPORATE BONDS & NOTES – 48.2%
Advertising Sales – 0.3%
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 6.25% due 06/15/2025*	$810,000	$815,306

Aerospace/Defense – 0.7%
Boeing Co. Senior Bonds 5.81% due 05/01/2050	709,000	837,319
Boeing Co. Senior Notes 5.93% due 05/01/2060	709,000	840,797

		1,678,116

Aerospace/Defense-Equipment – 1.6%
Howmet Aerospace, Inc. Senior Notes 6.88% due 05/01/2025	485,000	526,157
Signature Aviation US Holdings, Inc. Company Guar. Notes 4.00% due 03/01/2028*	1,700,000	1,536,375
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	1,410,000	1,230,507
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	940,000	937,669

		4,230,708

Airlines – 0.4%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	835,000	790,904
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. Senior Sec. Notes 6.50% due 06/20/2027*	250,000	250,625

		1,041,529

Apparel Manufacturers – 0.3%
Hanesbrands, Inc. Company Guar. Notes 5.38% due 05/15/2025*	725,000	733,156

Applications Software – 0.4%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,030,000	1,045,079

Athletic Equipment – 0.3%
Vistra Outdoor, Inc. Company Guar. Notes 5.88% due 10/01/2023	810,000	791,775

Auto-Cars/Light Trucks – 0.3%
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	274,000	296,523
Ford Motor Co. Senior Notes 9.63% due 04/22/2030	181,000	214,358
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	235,000	235,094

		745,975

Auto/Truck Parts & Equipment-Original – 1.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	1,700,000	1,650,054
Dana, Inc. Senior Notes 5.38% due 11/15/2027	943,000	941,218
Meritor, Inc. Company Guar. Notes 6.25% due 06/01/2025*	305,000	308,050

		2,899,322

Banks-Commercial – 0.3%
Synovus Financial Corp. Sub. Notes 5.90% due 02/07/2029	865,000	845,538

Broadcast Services/Program – 1.3%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	440,000	422,400
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024	387,000	358,981
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	460,000	332,925
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	960,000	511,200
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	809,966	742,228
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	945,000	890,077
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	165,000	174,900

		3,432,711

Building & Construction Products-Misc. – 0.6%
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	1,650,000	1,645,875

Building & Construction-Misc. – 0.4%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.63% due 08/15/2025	1,045,000	1,052,838

Building-Mobile Home/Manufactured Housing – 0.1%
Winnebago Industries, Inc. Senior Sec. Notes 6.25% due 07/15/2028*	265,000	265,000

Building-Residential/Commercial – 1.6%
M/I Homes, Inc. Company Guar. Notes 4.95% due 02/01/2028	1,700,000	1,689,375
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	645,000	824,181
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. Company Guar. Notes 5.88% due 06/15/2024	1,475,000	1,514,840

		4,028,396

Cable/Satellite TV – 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.75% due 03/01/2030*	950,000	972,031
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	825,000	853,545
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	1,755,000	1,827,832
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	585,000	638,381
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	975,000	972,660
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028*	340,000	340,000
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	340,000	360,400
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	670,000	666,791
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	310,000	317,750
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	620,000	652,624

		7,602,014

Casino Hotels – 0.5%
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	582,000	560,175
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	980,000	829,325

		1,389,500

Casino Services – 0.3%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	755,000	815,642

Cellular Telecom – 1.0%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,260,000	2,545,325

Chemicals-Diversified – 0.5%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. Senior Notes 9.00% due 07/01/2028*	255,000	265,838
Olin Corp. Senior Notes 5.63% due 08/01/2029	1,010,000	929,220

		1,195,058

Chemicals-Specialty – 0.6%
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	801,000	805,005
Tronox, Inc. Senior Sec. Notes 6.50% due 05/01/2025*	665,000	671,650

		1,476,655

Coal – 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. Company Guar. Notes 7.50% due 05/01/2025*	985,000	662,413

Computer Services – 0.4%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	530,000	533,313
Exela Intermediate LLC/Exela Finance, Inc. Senior Sec. Notes 10.00% due 07/15/2023*	490,000	118,825
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	315,000	322,875

		975,013

Consulting Services – 0.1%
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	330,000	333,861

Consumer Products-Misc. – 0.3%
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	775,000	794,375

Containers-Metal/Glass – 0.7%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	1,256,000	1,138,903
Greif, Inc. Company Guar. Notes 6.50% due 03/01/2027*	610,000	620,901

		1,759,804

Containers-Paper/Plastic – 0.5%
Trident Merger Sub, Inc. Company Guar. Notes 6.63% due 11/01/2025*	790,000	750,500
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	490,000	502,250

		1,252,750

Data Processing/Management – 0.3%
Star Merger Sub, Inc. Senior Notes 10.25% due 02/15/2027*	785,000	871,350

Decision Support Software – 0.3%
MSCI, Inc. Company Guar. Notes 4.00% due 11/15/2029*	884,000	901,680

Diagnostic Equipment – 1.1%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	1,155,000	1,206,975
Avantor, Inc. Senior Notes 9.00% due 10/01/2025*	735,000	790,125
Ortho-Clinical Diagnostics, Inc. Senior Notes 7.25% due 02/01/2028*	390,000	396,427
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	420,000	427,350

		2,820,877

E-Commerce/Services – 0.6%
Expedia Group, Inc. Company Guar. Notes 6.25% due 05/01/2025*	680,000	724,386
Expedia Group, Inc. Company Guar. Notes 7.00% due 05/01/2025*	70,000	72,761
Uber Technologies, Inc. Company Guar. Notes 7.50% due 05/15/2025*	730,000	735,475

		1,532,622

Electric Products-Misc. – 0.4%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	165,000	173,766
Wesco Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	780,000	824,850

		998,616

Electric-Integrated – 1.1%
DPL, Inc. Senior Notes 4.35% due 04/15/2029	1,735,000	1,757,346
PG&E Corp. Senior Sec. Notes 5.25% due 07/01/2030	420,000	422,394
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	750,000	734,063

		2,913,803

Electronic Components-Semiconductors – 0.3%
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025*	820,000	825,218

Energy-Alternate Sources – 0.2%
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	590,000	615,075

Enterprise Software/Service – 0.3%
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	840,000	825,300

Finance-Consumer Loans – 0.8%
Navient Corp. Senior Notes 5.88% due 10/25/2024	700,000	657,566
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	135,000	126,225
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	820,000	841,269
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	390,000	403,646

		2,028,706

Financial Guarantee Insurance – 0.1%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	340,000	355,769

Food-Catering – 0.3%
Aramark Services, Inc. Company Guar. Notes 6.38% due 05/01/2025*	670,000	691,862

Food-Dairy Products – 0.4%
Chobani LLC/Chobani Finance Corp., Inc. Company Guar. Notes 7.50% due 04/15/2025*	1,095,000	1,056,675

Food-Misc./Diversified – 0.5%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,250,000	1,196,875

Food-Retail – 0.7%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	1,700,000	1,700,000

Food-Wholesale/Distribution – 0.4%
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. Senior Notes 8.50% due 06/01/2026*	1,045,000	973,762

Gambling (Non-Hotel) – 0.8%
Colt Merger Sub, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	390,000	387,562
Colt Merger Sub, Inc. Senior Notes 8.13% due 07/01/2027*	305,000	294,706
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 02/15/2023*	485,000	409,825
Scientific Games International, Inc. Company Guar. Notes 7.00% due 05/15/2028*	630,000	504,000
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	380,000	340,813

		1,936,906

Garden Products – 0.4%
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029	1,055,000	1,085,331

Hotels/Motels – 0.2%
Marriott Ownership Resorts, Inc. Senior Sec. Notes 6.13% due 09/15/2025*	520,000	531,700

Human Resources – 0.3%
ASGN, Inc. Company Guar. Notes 4.63% due 05/15/2028*	877,000	856,496

Insurance-Multi-line – 0.4%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	710,000	678,938
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	320,000	332,704

		1,011,642

Internet Connectivity Services – 0.3%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. Senior Notes 10.75% due 06/01/2028*	795,000	826,800

Investment Companies – 0.8%
Compass Diversified Holdings/Compass Group Diversified Holdings LLC Senior Notes 8.00% due 05/01/2026*	145,000	147,455
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.25% due 05/15/2027	680,000	656,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026	880,000	880,616
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.38% due 12/15/2025	285,000	282,150

		1,966,421

Investment Management/Advisor Services – 0.7%
Citadel LP Senior Notes 4.88% due 01/15/2027*	1,735,000	1,790,814

Machinery-Electrical – 0.1%
BWX Technologies, Inc. Company Guar. Notes 4.13% due 06/30/2028*	230,000	229,425

Machinery-General Industrial – 0.1%
Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*	200,000	200,000

Medical Information Systems – 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Company Guar. Notes 5.75% due 03/01/2025*	690,000	681,375

Medical Labs & Testing Services – 0.5%
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,230,000	1,190,025

Medical-Generic Drugs – 0.2%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	603,000	618,799

Medical-Hospitals – 3.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	805,000	756,700
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,315,000	1,408,694
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	465,000	519,056
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	835,000	789,075
LifePoint Health, Inc. Senior Sec. Notes 6.75% due 04/15/2025*	10,000	10,325
Select Medical Corp. Company Guar. Notes 6.25% due 08/15/2026*	1,275,000	1,288,961
Surgery Center Holdings, Inc. Company Guar. Notes 6.75% due 07/01/2025*	420,000	379,050
Surgery Center Holdings, Inc. Company Guar. Notes 10.00% due 04/15/2027*	425,000	425,000
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	865,000	842,294
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	292,000	288,116
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	345,000	342,413
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	650,000	633,977
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	365,000	383,250

		8,066,911

Metal-Aluminum – 0.4%
Kaiser Aluminum Corp. Company Guar. Notes 6.50% due 05/01/2025*	240,000	248,100
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	860,000	821,300

		1,069,400

Metal-Iron – 0.3%
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	310,000	299,150
Cleveland-Cliffs, Inc. Company Guar. Notes 7.00% due 03/15/2027*	585,000	438,750

		737,900

Miscellaneous Manufacturing – 0.5%
Hillenbrand, Inc. Company Guar. Notes 4.50% due 09/15/2026	1,215,000	1,219,933

Oil & Gas Drilling – 0.4%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	615,000	249,075
Patterson-UTI Energy, Inc. Senior Notes 5.15% due 11/15/2029	880,000	667,023

		916,098

Oil Companies-Exploration & Production – 1.2%
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	451,345	169,367
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,015,000	909,694
Denbury Resources, Inc. Sec. Notes 9.25% due 03/31/2022*	768,000	307,200
Occidental Petroleum Corp. Senior Notes 2.70% due 08/15/2022	295,000	274,630
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	525,000	384,090
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 4.13% due 02/15/2028*	905,000	819,025
Sanchez Energy Corp. Senior Sec. Notes 7.25% due 02/15/2023*(1)(2)	405,000	4,050
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	575,000	345,000

		3,213,056

Oil-Field Services – 0.6%
CSI Compressco LP/CSI Compressco Finance, Inc. Company Guar. Notes 7.25% due 08/15/2022	1,145,000	595,400
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	905,000	874,456

		1,469,856

Paper & Related Products – 0.4%
Schweitzer-Mauduit International, Inc. Company Guar. Notes 6.88% due 10/01/2026*	1,020,000	1,042,950

Petrochemicals – 0.3%
TPC Group, Inc. Senior Sec. Notes 10.50% due 08/01/2024*	827,000	740,165

Physical Therapy/Rehabilitation Centers – 0.4%
Encompass Health Corp. Company Guar. Notes 4.50% due 02/01/2028	820,000	786,478
Encompass Health Corp. Company Guar. Notes 4.75% due 02/01/2030	135,000	128,925

		915,403

Pipelines – 1.6%
American Midstream Partners LP/American Midstream Finance Corp. Company Guar. Notes 9.50% due 12/15/2021*	525,000	477,750
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	390,000	308,100
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026	665,000	661,675
Cheniere Energy, Inc. Senior Notes 4.88% due 05/28/2021*(11)	1,035,000	1,045,040
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	175,000	173,687
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	40,000	40,250
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	220,000	222,842
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	250,000	256,055
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	830,000	821,700

		4,007,099

Precious Metals – 0.4%
Hecla Mining Co. Company Guar. Notes 7.25% due 02/15/2028	910,000	923,650

Publishing-Books – 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	500,000	332,500

Real Estate Investment Trusts – 2.1%
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	2,140,000	2,003,575
iStar, Inc. Senior Notes 4.25% due 08/01/2025	855,000	773,775
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	580,000	551,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	330,000	341,556

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	370,000	379,250
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025	505,000	532,035
Uniti Group, Inc./CSL Capital LLC Company Guar. Notes 7.13% due 12/15/2024*	880,000	805,200

		5,386,391

Research & Development – 0.2%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	520,000	532,350

Retail-Arts & Crafts – 0.1%
Michaels Stores, Inc. Company Guar. Notes 8.00% due 07/15/2027*	360,000	313,200

Retail-Automobile – 0.3%
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	890,000	881,100

Retail-Building Products – 0.3%
SRS Distribution, Inc. Company Guar. Notes 8.25% due 07/01/2026*	865,000	877,975

Retail-Mail Order – 0.3%
QVC, Inc. Senior Sec. Notes 4.75% due 02/15/2027	920,000	889,640

Retail-Propane Distribution – 0.2%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. Senior Notes 8.63% due 06/15/2020†(4)(5)	570,000	142,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	490,000	485,100

		627,600

Retail-Regional Department Stores – 0.0%
Neiman Marcus Group, Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG Sec. Notes 8.00% due 10/25/2024*†(2)(3)	577,000	23,080

Retail-Restaurants – 0.3%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	895,000	643,281
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	455,000	257,075

		900,356

Security Services – 0.5%
Allied Universal Holdco LLC Senior Sec. Notes 6.63% due 07/15/2026*	1,120,000	1,176,000

Soap & Cleaning Preparation – 0.3%
Kronos Acquisition Holdings, Inc. Company Guar. Notes 9.00% due 08/15/2023*	720,000	685,800

Steel-Producers – 0.5%
United States Steel Corp. Senior Notes 6.25% due 03/15/2026	715,000	452,237
United States Steel Corp. Senior Sec. Notes 12.00% due 06/01/2025*	790,000	809,750

		1,261,987

Telephone-Integrated – 1.2%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 07/15/2024*	1,075,000	1,096,500
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022	965,000	887,607
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*†(2)(3)	295,000	278,775
Level 3 Financing, Inc. Company Guar. Notes 4.25% due 07/01/2028*	215,000	214,753
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024	670,000	675,025

		3,152,660

Theaters – 0.5%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	310,000	266,665
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	1,130,000	1,028,300

		1,294,965

Transport-Equipment & Leasing – 0.6%
Fortress Transportation & Infrastructure Investors LLC Senior Notes 6.50% due 10/01/2025*	980,000	882,206
Fortress Transportation & Infrastructure Investors LLC Senior Notes 6.75% due 03/15/2022*	670,000	643,508

		1,525,714

Wireless Equipment – 0.4%
ViaSat, Inc. Senior Notes 5.63% due 09/15/2025*	1,075,000	1,029,313

Total U.S. Corporate Bonds & Notes (cost $130,809,388)		124,500,710

FOREIGN CORPORATE BONDS & NOTES – 7.2%
Aerospace/Defense – 0.4%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	675,000	442,125
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	365,000	239,075
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	340,000	276,250

		957,450

Airlines – 0.7%
Norwegian Air Shuttle ASA Pass-Through Trust Series 2016-1, Class A Pass-Through Certs. 4.88% due 11/10/2029*†(3)	2,152,826	1,851,487

Auto/Truck Parts & Equipment-Original – 0.3%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	695,000	698,440

Building-Residential/Commercial – 0.3%
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	680,000	697,000

Cable/Satellite TV – 0.1%
Virgin Media Finance PLC Senior Notes 5.00% due 07/15/2030*	275,000	268,870

Casino Hotels – 0.2%
Sands China, Ltd. Senior Notes 4.38% due 06/18/2030*	520,000	541,554

Casino Services – 0.2%
Gateway Casinos & Entertainment, Ltd. Sec. Notes 8.25% due 03/01/2024*	800,000	656,000

Cellular Telecom – 0.5%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,200,000	1,251,360

Chemicals-Specialty – 0.4%
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	950,000	940,500

Cruise Lines – 0.1%
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	125,000	135,625
Royal Caribbean Cruises, Ltd. Company Guar. Notes 9.13% due 06/15/2023*	220,000	218,073

		353,698

Diversified Minerals – 0.3%
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	780,000	885,298

Finance-Leasing Companies – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	575,000	602,890

Gambling (Non-Hotel) – 0.1%
International Game Technology PLC Senior Sec. Notes 5.25% due 01/15/2029*	200,000	195,340

Machinery-General Industrial – 0.1%
Vertical Holdco GmbH Company Guar. Notes 7.63% due 07/15/2028*	200,000	200,000

Machinery-Pumps – 0.2%
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	455,000	430,544

Medical-Biomedical/Gene – 0.1%
Concordia International Corp. Senior Sec. Notes 8.00% due 09/06/2024	142,000	130,640

Medical-Drugs – 1.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	585,000	620,100
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	745,000	767,350
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Sec. Notes 9.50% due 07/31/2027*	70,000	74,039
Teva Phamaceutical Finance Netherlands III BV Company Guar. Notes 7.13% due 01/31/2025*	380,000	404,506
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	1,185,000	1,058,063

		2,924,058

Oil & Gas Drilling – 0.1%
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	870,000	250,073
Transocean, Inc. Company Guar. Notes 8.00% due 02/01/2027*	160,000	88,300

		338,373

Oil Companies-Exploration & Production – 0.6%
Geopark, Ltd. Company Guar. Notes 6.50% due 09/21/2024*	995,000	914,803
MEG Energy Corp. Senior Notes 7.13% due 02/01/2027*	890,000	739,813

		1,654,616

Satellite Telecom – 0.6%
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	400,000	392,000
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,080,000	1,058,746

		1,450,746

Security Services – 0.2%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	540,000	531,900

Telecom Services – 0.4%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	1,000,000	944,380

Total Foreign Corporate Bonds & Notes (cost $19,833,158)		18,505,144

LOANS(6)(7)(8) – 42.2%
Advertising Sales – 0.2%
Clear Channel Outdoor Holdings, Inc. FRS BTL 4.26% (3 ML+3.50%) due 08/21/2026	595,500	538,928

Advertising Services – 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 3.56% (3 ML+3.25%) due 07/23/2021	352,833	320,858

Airlines – 0.6%
Mileage Plus Holdings LLC FRS Term B coupon TBD due 06/25/2027	515,000	510,921
WestJet Airlines, Ltd. FRS BTL-B 4.00% (6 ML+3.00%) due 12/11/2026	1,147,850	917,324

		1,428,245

Auto-Heavy Duty Trucks – 0.4%
Navistar, Inc. FRS BTL-B 3.70% (1 ML+3.50%) due 11/06/2024	1,162,038	1,096,673

Auto/Truck Parts & Equipment-Original – 1.7%
Accuride Corp. FRS BTL 6.25% (3 ML+5.25%) due 11/17/2023	1,154,626	718,755
Cooper-Standard Automotive, Inc. FRS BTL-B1 2.75% (1 ML+2.00%) due 11/02/2023	820,596	663,315
DexKo Global, Inc. FRS BTL-B 4.50% (1 ML+3.50%) due 07/24/2024	958,023	894,554
Panther BF Aggregator 2 LP FRS BTL-B 3.68% (1 ML+3.50%) due 04/30/2026	903,175	858,768
Tenneco, Inc. FRS BTL-B 3.18% (1 ML+3.00%) due 10/01/2025	1,605,550	1,387,195

		4,522,587

Broadcast Services/Program – 1.2%
Diamond Sports Group LLC FRS BTL 3.43% (3 ML+3.25%) due 08/24/2026	992,500	805,166
iHeartCommunications, Inc. FRS BTL 3.18% (1 ML+3.00%) due 05/01/2026	1,530,925	1,407,176
Univision Communications, Inc. FRS 1st Lein 2.93% (1 ML+2.75%) due 03/15/2024	1,044,910	965,671

		3,178,013

Building & Construction Products-Misc. – 0.4%
AZEK Co. LLC FRS BTL 4.75% (1 YR+3.75%) due 05/05/2024	985,267	972,951

Building Products-Cement – 0.9%
Quikrete Holdings, Inc. FRS 1st Lein 2.68% (1 ML+2.50%) due 02/01/2027	1,006,080	968,772
Summit Materials LLC FRS BTL 2.18% (1 ML+2.00%) due 11/21/2024	1,493,515	1,434,708

		2,403,480

Building-Heavy Construction – 0.0%
Landry’s Finance Acquisition Co. FRS BTL 13.00% (3 ML+12.00%) due 10/04/2023	55,000	57,750

Casino Hotels – 0.9%
Caesars Resort Collection LLC FRS BTL coupon TBD due 07/21/2025	820,000	768,750
CityCenter Holdings LLC FRS BTL-B 3.00% (1 ML+2.25%) due 04/18/2024	954,402	865,325
Golden Nugget, Inc. FRS BTL-B 3.25% (1 ML+2.50%) due 10/04/2023	339,687	277,864
Golden Nugget, Inc. FRS BTL-B 3.25% (2 ML+2.50%) due 10/04/2023	400,382	327,512

		2,239,451

Casino Services – 0.3%
Aristocrat Leisure, Ltd. FRS BTL-B 4.75% (3 ML+3.75%) due 10/19/2024	270,000	267,637
Gateway Casinos & Entertainment, Ltd. FRS BTL 3.31% (3 ML+3.00%) due 03/13/2025	539,000	435,411

		703,048

Cellular Telecom – 0.7%
Altice France SA FRS BTL-B13 4.18% (1 ML+4.00%) due 08/14/2026	640,250	614,640
T-Mobile USA, Inc. FRS BTL 3.18% (1 ML+3.00%) due 04/01/2027	1,130,000	1,128,305

		1,742,945

Chemicals-Diversified – 0.9%
Ascend Performance Materials Operations LLC FRS BTL-B 6.25% (3 ML+5.25%) due 08/27/2026	411,888	401,247
Hexion, Inc. FRS BTL 4.94% (3 ML+3.50%) due 07/01/2026	774,450	751,216
Illuminate Buyer LLC FRS BTL coupon TBD due 06/16/2027	415,000	408,516
Innophos Holdings, Inc. FRS BTL-B 3.93% (1 ML+3.75%) due 02/04/2027	832,913	814,172

		2,375,151

Chemicals-Specialty – 1.0%
Diamond BC BV FRS BTL 3.76% (3 ML+3.00%) due 09/06/2024	1,679,912	1,539,920
Diamond BC BV FRS BTL 6.00% (3 ML+5.00%) due 09/06/2024	310,000	303,025
Zep, Inc. FRS BTL 5.07% (3 ML+4.00%) due 08/12/2024	743,963	617,754

		2,460,699

Commercial Services – 0.6%
CPI Acquisition, Inc. FRS 1st Lein 6.38% (3 ML+4.50%) due 08/17/2022	1,285,685	1,028,548
DynCorp International , Inc. FRS BTL-B 7.00% (1 ML+6.00%) due 08/18/2025	539,000	506,660

		1,535,208

Computer Services – 0.4%
Tempo Acquisition LLC FRS BTL-B 2.93% (1 ML+2.75%) due 05/01/2024	1,023,921	971,445

Computer Software – 0.3%
Vertafore, Inc. FRS 1st Lein 3.43% (1 ML+3.25%) due 07/02/2025	926,087	869,860

Computers-Integrated Systems – 0.7%
Everi Payments, Inc. FRS BTL-B 3.82% (3 ML+2.75%) due 05/09/2024	1,260,151	1,182,967
Everi Payments, Inc. FRS BTL 11.50% (3 ML+10.50%) due 05/09/2024	55,000	55,550
NCR Corp. FRS BTL 2.68% (1 ML+2.50%) due 08/28/2026	533,656	514,978

		1,753,495

Consulting Services – 0.4%
AlixPartners LLP FRS BTL 3.50% (1 ML+2.50%) due 04/04/2024	1,126,561	1,082,625

Containers-Metal/Glass – 1.2%
Anchor Glass Container Corp. FRS 1st Lien 3.75% (1 ML+2.75%) due 12/07/2023	45,941	34,417
Anchor Glass Container Corp. FRS 1st Lien 4.14% (3 ML+2.75%) due 12/07/2023	1,007,941	755,116
Anchor Glass Container Corp. FRS 2nd Lien 9.14% (3 ML+7.75%) due 12/07/2024	796,000	233,493
Berlin Packaging LLC FRS 1st Lein 3.18% (1 ML+3.00%) due 11/07/2025	974,172	918,969
Berlin Packaging LLC FRS 1st Lein 3.31% (3 ML+3.00%) due 11/07/2025	10,728	10,120
Mauser Packaging Solutions Holding Co. FRS BTL 4.56% (3 ML+3.25%) due 04/03/2024	1,231,900	1,100,703

		3,052,818

Containers-Paper/Plastic – 1.8%
Fort Dearborn Holding Co., Inc. FRS 1st Lien 5.00%-5.20% (3 ML+4.00%) due 10/19/2023	1,112,300	1,040,000
Kloeckner Pentaplast of America, Inc. FRS BTL 5.25% (3 ML+4.25%) due 06/30/2022	1,317,363	1,217,738
Patriot Container Corp. FRS 1st Lein 4.50% (1 ML+3.50%) due 03/20/2025	833,997	807,934
Reynolds Group Holdings, Inc. FRS BTL 2.93% (1 ML+2.75%) due 02/05/2023	1,086,749	1,034,585
Trident TPI Holdings, Inc. FRS BTL-B1 4.07% (3 ML+3.00%) due 10/17/2024	610,047	580,307

		4,680,564

Cosmetics & Toiletries – 0.4%
Parfums Holding Co., Inc. FRS 1st Lien 5.25% (3 ML+4.25%) due 06/30/2024	1,184,688	1,095,836

Cruise Lines – 0.0%
Carnival Corp. FRS Term B coupon TBD due 06/30/2025	105,000	101,325

Data Processing/Management – 0.4%
Dun & Bradstreet Corp. FRS BTL 4.18% (1 ML+4.00%) due 02/06/2026	952,613	927,209

Diagnostic Kits – 0.3%
Ortho-Clinical Diagnostics SA FRS BTL 3.43% (1 ML+3.25%) due 06/30/2025	732,494	681,677

Disposable Medical Products – 0.3%
Sotera Health Holdings LLC FRS BTL 5.50% (1 ML+4.50%) due 12/11/2026	812,275	792,730

Diversified Minerals – 0.2%
Covia Holdings Corp. FRS BTL 5.39% (3 ML+4.00%) due 06/01/2025	788,209	475,552

E-Commerce/Products – 0.2%
Rodan & Fields LLC FRS BTL 4.19% (1 ML+4.00%) due 06/16/2025	1,127,000	557,865

E-Commerce/Services – 0.5%
Hoya Midco LLC FRS 1st Lein 4.57% (6 ML+3.50%) due 06/30/2024	1,459,739	1,204,284

Electric-Generation – 0.3%
APLP Holdings LP FRS BTL-B 3.50% (1 ML+2.50%) due 04/14/2025	699,857	680,028

Electric-Integrated – 0.1%
PG&E Corp. FRS BTL-B 5.50% (3 ML+4.50%) due 06/23/2025	270,000	266,175

Electronics-Military – 0.3%
AI Convoy Luxembourg SARL FRS BTL-B 4.65% (6 ML+3.50%) due 01/17/2027	812,275	772,169

Engineering/R&D Services – 0.3%
TRC Cos., Inc. FRS BTL 6.00% (1 ML+5.00%) due 06/21/2024	918,063	853,798

Enterprise Software/Service – 1.8%
Applied Systems, Inc. FRS 1st Lein 4.25% (3 ML+3.25%) due 09/19/2024	322,790	314,478
Aston US Finco LLC FRS BTL-B 4.44% (1 ML+4.25%) due 10/09/2026	463,838	438,326
Banff Merger Sub, Inc. FRS BTL 4.43% (1 ML+4.25%) due 10/02/2025	973,543	918,607
Kronos, Inc. FRS 1st Lien 3.18% (1 ML+3.00%) due 11/01/2023	2,156,132	2,150,742
Ultimate Software Group, Inc. FRS BTL-B coupon TBD due 05/04/2026	845,000	833,985
Ultimate Software Group, Inc. 2nd Lien coupon TBD due 05/03/2027	105,000	106,575

		4,762,713

Finance-Credit Card – 0.7%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.18% (1 ML+3.00%) due 06/15/2025	874,416	801,548
Pi US Mergerco, Inc. FRS BTL 4.50% (3 ML+3.50%) due 01/03/2025	1,043,016	990,865

		1,792,413

Finance-Investment Banker/Broker – 0.3%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML+3.75%) due 04/09/2027	810,000	784,688
Deerfield Dakota Holding LLC FRS BTL coupon TBD due 04/09/2027	75,000	72,656

		857,344

Finance-Mortgage Loan/Banker – 0.4%
Ellie Mae, Inc. FRS BTL 4.06% (3 ML+3.75%) due 04/17/2026	1,187,609	1,146,785

Food-Baking – 0.5%
Hostess Brands LLC FRS BTL 3.00% (1 ML+2.25%) due 08/03/2025	332,335	319,595
Hostess Brands LLC FRS BTL 4.01%-4.03% (3 ML+2.25%) due 08/03/2025	895,473	861,147

		1,180,742

Food-Catering – 0.4%
TKC Holdings, Inc. FRS 1st Lein 4.75% (3 ML+3.75%) due 02/01/2023	986,329	921,478

Food-Confectionery – 0.7%
Shearer’s Foods LLC FRS BTL-B 5.25% (2 ML+4.25%) due 03/31/2022	1,241,467	1,216,638
Shearer’s Foods LLC FRS 2nd Lien 7.75% (3 ML+6.75%) due 06/30/2022	500,000	487,500

		1,704,138

Food-Dairy Products – 0.6%
Chobani LLC FRS 1st Lein 4.50% (1 ML+3.50%) due 10/10/2023	710,061	681,658
Milk Specialties Co. FRS BTL 5.00% (1 ML+4.00%) due 08/16/2023	961,879	896,351

		1,578,009

Food-Flour & Grain – 0.2%
CHG PPC Parent LLC FRS BTL-B 2.93% (1 ML+2.75%) due 03/31/2025	588,595	559,166

Food-Meat Products – 0.3%
JBS USA LUX SA FRS BTL-B 3.07% (2 ML+2.00%) due 05/01/2026	833,932	794,320

Food-Misc./Diversified – 1.1%
Froneri US, Inc. FRS BTL 2.43% (1 ML+2.25%) due 01/29/2027	845,000	793,596
H-Food Holdings LLC FRS 1st Lien 3.87% (1 ML+3.69%) due 05/23/2025	960,400	910,939
Sigma Bidco BV FRS BTL-B2 4.45% (3 ML+3.00%) due 07/02/2025	1,208,815	1,156,434

		2,860,969

Gambling (Non-Hotel) – 0.7%
PCI Gaming Authority FRS BTL 2.68% (1 ML+2.50%) due 05/29/2026	1,005,618	961,443
Scientific Games International, Inc. FRS BTL-B5 2.93% (1 ML+2.75%) due 08/14/2024	179,180	157,499
Scientific Games International, Inc. FRS BTL-B5 3.06% (2 ML+2.75%) due 08/14/2024	2,338	2,055
Scientific Games International, Inc. FRS BTL-B5 3.61% (3 ML+2.75%) due 08/14/2024	732,445	643,819

		1,764,816

Hotels/Motels – 0.1%
Playa Resorts Holding BV FRS BTL coupon TBD due 04/29/2024	350,000	296,188

Housewares – 0.4%
Carlisle FoodService Products, Inc. FRS BTL 4.00% (6 ML+3.00%) due 03/20/2025	1,047,213	960,818
Libbey Glass, Inc. FRS BTL 5.75% (1 ML+5.00%) due 04/09/2021†(2)(3)	854,943	162,439

		1,123,257

Human Resources – 0.3%
CHG Healthcare Services, Inc. FRS 1st Lien 4.07% (3 ML+3.00%) due 06/07/2023	872,639	838,825

Insurance-Property/Casualty – 0.8%
Sedgwick Claims Management Services, Inc. FRS BTL 3.43% (1 ML+3.25%) due 12/31/2025	2,129,253	2,005,933

Internet Connectivity Services – 0.1%
Northwest Fiber LLC FRS BTL-B 5.67% (3 ML+5.50%) due 05/21/2027	210,000	207,900

Internet Content-Information/News – 0.3%
Pug LLC FRS BTL 3.68% (1 ML+3.50%) due 02/12/2027	928,025	807,382

Machinery-Electrical – 0.9%
Brookfield WEC Holdings, Inc. FRS BTL 3.75% (1 ML+3.00%) due 08/01/2025	1,602,283	1,543,867
Vertiv Group Corp. FRS BTL-B 3.18% (1 ML+3.00%) due 03/02/2027	856,475	804,373

		2,348,240

Machinery-General Industrial – 0.9%
Gardner Denver, Inc. FRS 1st Lien 1.93% (1 ML+1.75%) due 03/01/2027	1,422,128	1,347,466
Zodiac Pool Solutions LLC FRS BTL-B 2.18% (1 ML+2.00%) due 07/02/2025	984,489	943,879

		2,291,345

Machinery-Pumps – 1.6%
CIRCOR International, Inc. FRS BTL-B 4.25% (1 ML+3.25%) due 12/11/2024	1,180,000	1,097,400
NN, Inc. FRS BTL 5.93% (1 ML+5.75%) due 10/19/2022	491,550	439,937

NN, Inc. FRS BTL-B 6.50% (1 ML+5.75%) due 10/19/2022	697,595	624,347
Star US Bidco LLC FRS BTL-B 5.25% (1 ML+4.25%) due 03/17/2027	930,000	845,138
Titan Acquisition, Ltd. FRS BTL 3.36% (3 ML+3.00%) due 03/28/2025	1,108,847	1,009,051

		4,015,873

Medical Information Systems – 0.6%
Emerald TopCo, Inc. FRS BTL 4.26% (3 ML+3.50%) due 07/24/2026	526,025	506,299
Navicure, Inc. FRS BTL-B 4.18% (1 ML+4.00%) due 10/22/2026	598,500	576,056
Zelis Payments Buyer, Inc. FRS BTL 4.93% (1 ML+4.75%) due 09/30/2026	582,075	568,979

		1,651,334

Medical Labs & Testing Services – 0.6%
Envision Healthcare Corp. FRS 1st Lien 3.93% (1 ML+3.75%) due 10/10/2025	1,125,349	742,730
eResearchTechnology, Inc. FRS BTL 4.68% (1 ML+4.50%) due 02/04/2027	840,000	823,200

		1,565,930

Medical Products – 0.7%
CPI Holdco LLC FRS BTL 4.43% (3 ML+4.25%) due 11/04/2026	423,938	406,980
Greatbatch, Ltd. FRS BTL-B 3.50% (1 ML+2.50%) due 10/27/2022	384,536	377,567
Viant Medical Holdings, Inc. FRS 1st Lien 3.93% (1 ML+3.75%) due 07/02/2025	1,223,478	1,067,484

		1,852,031

Medical-HMO – 0.5%
One Call Corp. FRS 1st Lein 6.25% (3 ML+5.25%) due 11/25/2022	1,622,004	1,381,947

Medical-Hospitals – 1.2%
Accelerated Health Systems LLC FRS BTL 3.68% (1 ML+3.50%) due 10/31/2025	871,725	823,780
AHP Health Partners, Inc. FRS BTL 5.50% (1 ML+4.50%) due 06/30/2025	971,392	932,537
RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B 3.93% (1 ML+3.75%) due 11/17/2025	841,376	784,057
Surgery Center Holdings, Inc. FRS BTL 4.25% (1 ML+3.25%) due 09/03/2024	269,308	235,981
Surgery Center Holdings, Inc. FRS BTL-B 9.00% (1 ML+8.00%) due 09/03/2024	199,500	199,749

		2,976,104

Medical-Outpatient/Home Medical – 0.4%
Gentiva Health Services, Inc. FRS BTL 3.44% (1 ML+3.25%) due 07/02/2025	526,012	508,258
National Mentor Holdings, Inc. FRS 1st Lien 4.43% (1 ML+4.25%) due 03/09/2026	488,306	468,774
National Mentor Holdings, Inc. FRS BTL-C 4.43% (3 ML+4.25%) due 03/09/2026	22,233	21,344

		998,376

Non-Hazardous Waste Disposal – 0.6%
GFL Environmental, Inc. FRS BTL 4.00% (1 ML+3.00%) due 05/30/2025	136,226	132,026
GFL Environmental, Inc. FRS BTL 4.00% (3 ML+3.00%) due 05/30/2025	761,313	737,839
Tunnel Hill Partners LP FRS BTL-B 3.81% (3 ML+3.50%) due 02/06/2026	750,500	679,202

		1,549,067

Oil Companies-Exploration & Production – 0.2%
California Resources Corp. FRS BTL 5.75% (3 ML+4.75%) due 12/31/2022†(3)(5)(9)	650,000	224,250
Fieldwood Energy LLC FRS 1st Lien 6.25% (3 ML+5.25%) due 04/11/2022†	1,085,382	204,413
Gavilan Resources LLC FRS 2nd Lien 7.00% (1 ML+6.00%) due 03/01/2024†(2)(3)(9)	470,000	1,175

		429,838

Oil Refining & Marketing – 0.4%
CITGO Holding, Inc. FRS BTL 8.00% (3 ML+7.00%) due 08/01/2023	263,013	248,547
CITGO Petroleum Corp. FRS BTL-B 6.00% (1 ML+5.00%) due 03/28/2024	945,232	902,696

		1,151,243

Pipelines – 0.5%
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML+3.25%) due 10/30/2024	958,033	851,452
Traverse Midstream Partners LLC FRS BTL 5.00% (1 ML+4.00%) due 09/27/2024	645,661	534,822

		1,386,274

Pollution Control – 0.3%
Filtration Group Corp. FRS BTL 3.18% (1 ML+3.00%) due 03/29/2025	934,064	895,533

Professional Sports – 0.4%
UFC Holdings LLC FRS BTL 4.25% (6 ML+3.25%) due 04/29/2026	1,053,840	1,000,270

Publishing-Books – 0.3%
McGraw-Hill Global Education Holdings LLC FRS BTL-B 5.00% (3 ML+4.00%) due 05/04/2022	814,961	689,457

Publishing-Periodicals – 0.2%
Meredith Corp. FRS BTL-B2 3.26% (3 ML+2.50%) due 01/31/2025	526,651	486,714

Retail-Arts & Crafts – 0.3%
Michaels Stores, Inc. FRS BTL 3.50% (1 ML+2.50%) due 01/30/2023	728,747	664,981

Retail-Bedding – 0.1%
Serta Simmons Bedding LLC FRS 1st Lien 4.64% (3 ML+3.50%) due 11/08/2023	948,150	214,011

Retail-Major Department Stores – 0.1%
Neiman Marcus Group, Ltd. LLC FRS BTL 8.25% (USFRBPLR+5.00%) due 10/25/2023†(2)(3)	1,189,009	301,711

Retail-Misc./Diversified – 0.1%
Leslie’s Poolmart, Inc. FRS BTL-B coupon TBD due 08/16/2023	380,000	362,425

Retail-Sporting Goods – 0.3%
Bass Pro Group LLC FRS BTL 6.07% (1 ML+5.00%) due 09/25/2024	786,920	755,443

Retail-Vitamins & Nutrition Supplements – 0.1%
Isagenix International LLC FRS BTL 6.75% (3 ML+5.75%) due 06/14/2025	858,266	300,393

Rubber/Plastic Products – 0.9%
Gates Global LLC FRS BTL-B2 3.75% (1 ML+2.75%) due 04/01/2024	1,220,562	1,172,959
U.S. Farathane LLC FRS BLT-B4 4.50% (3 ML+3.50%) due 12/23/2021	1,417,668	1,056,163

		2,229,122

Satellite Telecom – 0.5%
Intelsat Jackson Holdings SA FRS BTL-B3 8.00% (USFRBPLR+4.75%) due 11/27/2023	840,000	835,800
Intelsat Jackson Holdings SA FRS BTL-B5 8.63% (6 ML+0.00%) due 01/02/2024	541,000	540,614

		1,376,414

Soap & Cleaning Preparation – 0.3%
KIK Custom Products, Inc. FRS BTL 5.00% (2 ML+4.00%) due 05/15/2023	809,167	768,709

Telecom Services – 0.2%
West Corp. FRS BTL-B 5.00% (3 ML+4.00%) due 10/10/2024	673,707	573,662

Telecommunication Equipment – 0.3%
Plantronics, Inc. FRS BTL-B 2.68% (1 ML+2.50%) due 07/02/2025	725,000	658,844

Telephone-Integrated – 0.8%
CenturyLink, Inc. FRS BTL-B 2.43% (1 ML+2.25%) due 03/15/2027	820,875	771,367
Consolidated Communications, Inc. FRS BTL-B 4.00% (1 ML+3.00%) due 10/04/2023	555,315	526,438
Zayo Group Holdings, Inc. FRS BTL 3.18% (1 ML+3.00%) due 03/09/2027	777,388	734,874

		2,032,679

Theaters – 0.2%
CDS U.S. Intermediate Holdings, Inc. FRS BTL-B 6.50% (3 ML+5.50%) due 07/08/2022†(2)(3)	1,211,688	545,260

Total Loans (cost $123,243,373)		109,051,050

COMMON STOCKS – 0.2%
Advertising Sales – 0.0%
Clear Channel Outdoor Holdings, Inc.†	56,198	58,446

Radio – 0.0%
iHeartMedia, Inc., Class A†	2,196	18,337
iHeartMedia, Inc., Class B†(1)	29	242

		18,579

Television – 0.2%
ION Media Networks, Inc.†(1)(9)	660	347,697

Total Common Stocks (cost $317,650)		424,722

PREFERRED SECURITIES/CAPITAL SECURITIES – 0.5%
Insurance-Life/Health – 0.5%
Voya Financial, Inc. 5.65% due 05/15/2053 (cost $1,392,700)	$1,325,000	1,334,938

WARRANTS – 0.1%
Radio – 0.1%
iHeartmedia, Inc. Expires 05/01/2039† (cost $357,621)	21,674	165,806

ESCROWS AND LITIGATION TRUSTS – 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020*†	1,667,835	2,502
Paragon Offshore Finance Co. Escrow Loans 7.25% due 07/18/2021†(9)	1,745	0
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.05% due 01/15/2015†(2)(4)(9)	1,025,000	0
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(2)(4)(9)	550,000	0
Vistra Energy Corp. CVR†(1)	27,942	23,052

Total Escrows And Litigation Trusts (cost $1,600,985)		25,554

Total Long-Term Investment Securities (cost $277,554,875)		254,007,924

SHORT-TERM INVESTMENT SECURITIES – 0.2%
Registered Investment Companies – 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%(10) (cost $571,543)	571,543	571,543

TOTAL INVESTMENTS (cost $278,126,418)	98.6%	254,579,467
Other assets less liabilities	1.4	3,681,860

NET ASSETS	100.0%	$258,261,327

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $95,168,403 representing 36.8% of net assets.

†	Non-income producing security

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
U.S. Corporate Bonds & Notes
Sanchez Energy Corp. 7.25% due 02/15/2023	2/14/2018	350,000	$349,125
	08/15/2018	55,000	53,985

		405,000	403,110	$4,050	$0.01	0.00%
Common Stocks
iHeartMedia, Inc., Class B	05/07/2019	29	522	242	8.35	0.00
ION Media Networks, Inc.	12/21/2016	660	7	347,697	526.82	0.13
Vistra Energy Corp. CVR	10/06/2016	27,942	0	23,052	0.82	0.01

				$375,041		0.14%

(2)	Company has filed for bankruptcy protection.

(3)	Security in default of interest.

(4)	Security in default of interest and principal at maturity.

(5)

Company has entered into a forbearance agreement under which consenting lenders extended the date by which specified payments otherwise would be due and payable to a subsequent date, subject to certain conditions.

(6)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(9)	Securities classified as Level 3 (see Note 1).

(10)	The rate shown is the 7-day yield as of June 30, 2020.

(11)

PIK (“Payment-in-Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed..

BTL – Bank Term Loan

CVR – Contingent Value Rights

TBD – Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS – Floating Rate Security

The rates shown on FRS are the current interest rates at June 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD LIBOR 1 YR – 1 Year USD LIBOR
2 ML – 2 Month USD LIBOR
3 ML – 3 Month USD LIBOR
6 ML – 6 Month USD LIBOR USFRBPLR - US Federal Reserve Bank Prime Loan Rate

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$–	$124,500,710	$–	$124,500,710
Foreign Corporate Bonds & Notes	–	18,505,144	–	18,505,144
Loans:
Oil Companies-Exploration & Production	–	204,413	225,425	429,838
Other Industries	–	108,621,212	–	108,621,212
Common Stocks:
Advertising Sales	58,446	–	–	58,446
Radio	18,337	242	–	18,579
Television	–	–	347,697	347,697
Preferred Securities/Capital Securities	–	1,334,938	–	1,334,938
Warrants	–	165,806	–	165,806
Escrows and Litigation Trusts	–	25,554	0	25,554
Short-Term Investment Securities	571,543	–	–	571,543

Total Investments at Value	$648,326	$253,358,019	$573,122	$254,579,467

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2020 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1–Unadjusted quoted prices in active markets for identical securities

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.)

Level 3–Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s asset and liabilities classified in the fair value hierarchy as of June 30, 2020 is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the AIG Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

Note 3. Unfunded Loan Commitments

At June 30, 2020, AIG Strategic Bond Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Intelsat Jackson Holdings S.A.	DIP	07/13/2022	$19,009	$19,262

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Income Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Security and Exchange Commission’s website at http://www.sec.gov.